Prospectus

May 1, 2015

Group Combination Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account C

This prospectus describes an unallocated Group Combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts. You may choose to invest your Net Purchase Payments on a variable, fixed, or a combination thereof on a tax-deferred basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio

Research International Core Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio

Money Market Portfolio

Short-Term Bond Portfolio

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Balanced Portfolio

Asset Allocation Portfolio

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust

Socially Responsive Portfolio

Russell Investment Funds

Multi-Style Equity Fund

Aggressive Equity Fund

Global Real Estate Securities Fund

Non-U.S. Fund

Core Bond Fund

Russell Investment Funds LifePoints® Variable Target

Portfolio Series

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Credit Suisse Trust

Commodity Return Strategy Portfolio

Fixed Options

Guaranteed Return Fund (in 1-, 3-, and 5-year durations)

The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose all the money you invest in this Contract. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account C (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2015, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—A Participant in the Plan or Trust who has been named to receive Annuity Payments in accordance with the provisions of the Plan or Trust.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of an interest in a variable income plan, after the date on which Annuity Payments begin, in one or more Divisions of the Separate Account.

Certificate—A document issued to an Annuitant describing the benefits to be received under the Contract. A Certificate will also include beneficiary provisions.

Contract—The agreement between you and us described in this variable annuity prospectus.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company, or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Return Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Income Plan— An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan”.

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a Guaranteed Return Fund before the end of a Guaranteed Period.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian, or trustee.

Penalty Tax—If premature payment of benefits are made under an Annuity Contract, a penalty tax may be incurred. (See “Taxation of Contract Benefits.”)

Plan—The document(s) under which the benefits provided by this Contract are distributed to the individual employees or plan participants. The term includes any trust, custodial, or other document providing for the funding of Plan benefits.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Withdrawal Amount—The value of the Accumulation Units which you are permitted to withdraw pursuant to the terms of the Contract. Withdrawal Amounts may be subject to short-term trading fees charged by Portfolios and Market Value Adjustments applied to withdrawals from a Guaranteed Return Fund.

This prospectus describes two versions of the Group Combination Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a simplified-load version (in which no sales charge is assessed).

Account C Prospectus	1

Fee and Expense Tables

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy or surrender the Contract. On the right side of these tables we show the fees and expenses that you will pay periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). Other administrative charges may apply during the Annuity period. (See “Transfers Between Divisions.”) We may also charge for state premium tax deductions (although such a charge is not being assessed at the present).

Front-Load Contract (in which a sales charge is assessed when purchase payments are made)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments)
Maximum Sales Load	4.5%
Installation Fee	None
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.00%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.00%
Current Mortality and Expense Risk Fees[1]	0.65%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.65%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

Simplified-Load Contract (in which a one-time sales charge is assessed)

Transaction Expenses for Contract Owners (as a percentage of purchase payments)
Maximum Sales Load	None
Installation Fee	$750
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.50%
Current Mortality and Expense Risk Fees[1]	1.25%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	1.25%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

[1]	We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to raise the mortality and expense risk fees to a maximum annual rate of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the Contract with respect to the maximum annual rate for the mortality and expense risk fees as well as other Contract terms. (See “Amendments and Termination.”)

2	Account C Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2014. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.22%	1.39%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.22%	1.35%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2014. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.22% to a maximum of 1.35%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Front-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$654	$1,136	$1,644	$3,033
Minimum Total Annual Portfolio Operating Expenses	$569	$820	$1,090	$1,861

Simplified-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$271	$875	$1,505	$3,199
Minimum Total Annual Portfolio Operating Expenses	$182	$548	$940	$2,036

Note: The purchase payments for either a front-load Contract or a simplified-load Contract must reach a total minimum amount of $25,000 during the first Contract year. The installation fee of $750 is divided between the funds for the simplified-load fee table. The numbers above must be multiplied by 2.5 to find the expenses for a front-load Contract or a simplified-load Contract of this minimum size.

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. See “Deductions” for additional information about expenses for the Contracts. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Account C Prospectus	3

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Funds and the assessment of variable account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $229 billion as of December 31, 2014. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have

4	Account C Prospectus

been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.
•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a variety of variable and fixed investment options for you to choose. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Please see the prospectuses for the Funds for a discussion of the potential risks and conflicts presented by the use of a Fund as an investment option under variable annuity contracts and variable life insurance policies offered by affiliated and non-affiliated life insurance companies. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals

Account C Prospectus	5

to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	The Boston Company Asset Management, LLC
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Fayez Sarofim & Co.
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Delaware Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	William Blair & Company, L.L.C.
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	Janus Capital Management LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	BlackRock Advisors, LLC
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	Federated Investment Management Company

6	Account C Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation.
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average long-term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation, and as a secondary objective, current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust    The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Account C Prospectus	7

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. has been included in part because it is managed by a subsidiary of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for various purposes, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have also adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return. We also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Net Purchase Payments among the Divisions or transfer Accumulation Units from one Division to another at any time. After the effective date of a variable Income Plan, the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are made based on the valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of a written request at our Home Office, provided it is in good order, or on a future specified date. “Good order” means that the request is complete and accurate and all applicable requirements are satisfied. If such a request is received before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), the request will receive same-day pricing. If we receive such a request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE.

We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. You may transfer Accumulation or Annuity Units among the Divisions up to twelve times in a Contract year. We may set waiting periods for transfers of Annuity Units.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers. See the attached prospectuses for the Funds for more information about their frequent trading policies. We will assist the Funds in the implementation of their policies. After the effective date of a variable Income Plan which includes the right of withdrawal, a payee may transfer the Withdrawal Value to any other Income Plan. An administrative charge may apply.

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it

8	Account C Prospectus

calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken with respect to individual accounts to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. In addition, although we are unable to monitor trading activity by individual participants in omnibus accounts established under group Annuity Contracts, we do request that Contract Owners take steps that are reasonably designed to discourage individual participants from market timing.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts, provided they are available in your state and under your Contract. To find out if a Guaranteed Return Fund Account is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Account C Prospectus	9

The Guaranteed Return Fund Accounts

General    During the Accumulation phase of the Contract, the Owner of a Series NN contract may invest on a fixed basis in the following Guaranteed Return Fund (“GRF”) accounts of different durations, provided they are available in your state: a 1-year GRF, a 3-year GRF, and a 5-year GRF. The sum of all the Accumulation Values of all the GRF Accounts in a given contract may not exceed the GRF Accounts Maximum as shown in the Contract. To find out if a particular GRF is available, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Interest Rates    Assets deposited into a GRF earn the interest rate effective on the date of the deposit. Interest rates are set as follows: For contract amounts of more than $1 million, interest rates are set daily. For amounts of $1 million or less, interest rates are set Friday of each week and apply to contributions received during the following week.

Interest rate bands for the simplified-load contracts are as follows:

Contract Size		Interest Rate
At Least	But less than...
0	$125,000	Base Rate
$125,000	$500,000	Base Rate + 0.20%
$500,000	$1,000,000	Base Rate + 0.40%
$1,000,000	$1,500,000	Base Rate + 0.60%
$1,500,000		Base Rate + 0.80%

Interest rate bands for the front-load contracts are shown below.

Contract Size		Interest Rate
At Least	But less than...
0	$1,500,000	Base Rate
$1,500,000		Base Rate + 0.10%

Maturity Dates    GRF Maturity Dates are quarterly and are set in accordance with the plan year end date. The table below shows several examples:

If the Plan Year End Date is...	Example	The Maturity Dates are...
The first day of the month	01/01	01/01 04/01 07/01 10/01
The last day of the month	03/31 or 06/30	03/31 06/30 09/30 12/31
Neither the first nor the last day of the month	01/10	01/10 04/10 07/10 10/10

If, for example, the plan trustees of a calendar-year plan select a 1-year GRF and make monthly deposits in January, February, and March 2015, all the deposits will mature on March 31, 2016. Thus, the rate guarantee for a specific deposit into a 1-year GRF will be effective for 12-15 months (the

“Guaranteed Period”). This same process is used to determine the Guarantee Periods for all GRFs. In those cases where the plan year end changes, maturities for subsequent purchase payments will be based on the new plan year end date. Maturity Dates established under the previous plan year end date will remain. In those cases, there may be more than four Maturity Dates in a year.

Options at Maturity    When assets invested in a GRF mature, we transfer the funds pursuant to the direction of the Owner/Trustee. If the Owner/Trustee has so indicated on the Group Pension Annuity application, the assets will renew in the same GRF or be transferred to the Money Market Investment Division. If the application contains no such direction, and if the Owner/Trustee has not properly instructed us before the Maturity Date to transfer the funds to different investment Division(s), we will send a GRF Maturity Letter to the Owner/Trustee approximately thirty days before the Maturity Date notifying him/her that the GRF assets are due to mature and giving notice of what will happen unless we are provided with other instructions. If we are in receipt of no instructions, the assets will be transferred to the Money Market Investment Division. Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).

Market Value Adjustment    A Market Value Adjustment (“MVA”) may be assessed (or credited) on transfers or withdrawals from a GRF (of any duration) prior to the Maturity Date or before the end of Guarantee Period. The amount of the MVA may be positive or negative, but in all events is the difference between the interest rate credited to a new deposit (with a Guarantee Period equal to the original length of the Guarantee Period of the amount being transferred or withdrawn) and the interest rate credited to the amount being transferred or withdrawn, multiplied by the number of years to maturity of the amount withdrawn. MVAs are generally not assessed in the following circumstances: (1) a withdrawal or transfer made within 30 (thirty) days of maturity; (2) when contracts are settled to a life income plan; or (3) when the withdrawal is used to pay a plan benefit under a defined contribution plan (e.g., payments upon a bona fide retirement, disability, death, or termination of employment). Reasonable proof that these provisions have been met must be provided to the Company upon request.

In no event will the MVA decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to a GRF since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled an annual effective rate of 3% during that same time period. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from a GRF prior to the end of a Guaranteed Period.

10	Account C Prospectus

Other Information    Amounts you invest in a GRF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the GRFs do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the GRFs. (See “Deductions.”) In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the GRFs under the Securities Act of 1933, nor have we registered the GRFs or the General Account as investment companies under the 1940 Act. Accordingly, interests in a GRF are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this Prospectus regarding the GRF.

The Contracts

Unallocated Group Annuity Contracts

We offer two versions of the Contracts: front-load Contracts and simplified-load Contracts. (See “Expense Table” and “Deductions.”) The Contracts are unallocated group annuity contracts that provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries (“Annuitants”). Funds may be accumulated on a variable, fixed, or a combined basis in one or more omnibus accounts established for each Contract. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust.

When a participant retires or otherwise becomes entitled to receive benefits, you may direct us to pay Annuity benefits to the participant. (See “Retirement Benefits.”) We will then pay retirement benefits in a lump sum or under a variable or fixed income plan and issue the Annuitant a Certificate describing the benefits which have been selected. (See “Variable Income Plans.”) Benefits available to participants are determined entirely by the provisions of the Plan or Trust.

Purchase Payments Under The Contracts

Amount and Frequency    You determine the amount and frequency of Purchase Payments subject to the provisions of the Plan or Trust. You may pay larger or additional purchase payments. However, we will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Code or the requirements for deduction of the employer’s contribution under Section 404(a)(2) of the Code; or (b) any Purchase Payment (initial or subsequent) of less than $100.

You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. If a Purchase Payment is not paid when due, or if we decline to accept a Purchase Payment as provided above, the Contract will continue in force unless you redeem all Accumulation Units for their value. You may resume payment of Purchase Payments at any time the Contract is inforce.

Application of Purchase Payments    We credit Net Purchase Payments to your Contract, after deduction of any sales load or installation fee, and we allocate the payments as you direct. To the extent that you direct a Net Purchase Payment to accumulate on a variable basis, we place it in the Separate Account and allocate it to one or more Divisions. Assets we allocate to each Division we thereupon invest in shares of the Portfolio which corresponds to that Division. If we receive no allocation instructions, we will place the Net Purchase Payment in the Money Market Division.

We apply payments we place in the Separate Account to provide “Accumulation Units” in one or more Divisions. Accumulation Units represent your interest in the Separate Account.

The number of Accumulation Units you receive for each Net Purchase Payment after the initial Purchase Payment is determined by dividing the amount of the Purchase Payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of that Division we make after we receive your Purchase Payment is received in good order either at our Home Office or a lockbox facility we have designated. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about Owners and Beneficiaries to government regulators. We value assets as of the close of trading on the NYSE for each day the Exchange is open.

The number of your Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Separate Account does not change the number (as distinguished from the value) of your Accumulation Units. The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio. We determine the value of an Accumulation Unit on any date by multiplying the value on the immediately preceding Valuation Date by the Net Investment Factor for the Division for the current period. (See “Net Investment Factor.”) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Unit. That value may be less than, equal to, or more than the cumulative Net Purchase Payments you have made.

Account C Prospectus	11

Net Investment Factor

For each Division, the Net Investment Factor for any period ending on a Valuation Date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract, the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding Valuation Date up to and including the current Valuation Date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See “Deductions.”)

The Portfolios will distribute investment income and realized capital gains to the Separate Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Separate Account.

Benefits Provided Under The Contracts

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, or surrender, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

The benefits provided under the Contracts consist of a Surrender Value and a retirement benefit. (No death benefits are provided.) Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the Income Plans described below. We will take the amounts required to pay benefits from the Divisions of the Separate Account, or from the value accumulated on a fixed basis, as you direct. If a participant under your retirement plan or trust dies before retirement, any death benefits available are governed by the terms of your plan or trust. If he dies after retirement (i.e., after he annuitizes), any death benefits would be governed by the Income Plan in effect at that time.

Surrender or Withdrawal Value    To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. We determine the value, which may be either greater or less than the amount you have paid, as of the Valuation Date coincident with or next following our receipt of a written request for termination. Request forms are available from our Home Office and our agents. You may surrender a portion of the Accumulation Units on the same basis. You may instruct us how to allocate your partial surrender request among your investments in the Divisions or fixed investment options. If no direction is received, your surrender will be deducted proportionately from each of your investments.

A payee under Income Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. We base the Withdrawal Value on the Annuity Unit value on the withdrawal date, the date we receive proof of death at our Home Office, or, if later, the date on which a method of payment is elected, with the unpaid payments discounted at the Assumed Investment Rate if received before the close of trading for the NYSE (typically 4:00 p.m. Eastern time). (See “Description of Income Plans.”) If received on or after the closing of the NYSE, we will determine the Withdrawal Value at the close of the next regular trading session of the NYSE.

Retirement Benefits    You may direct us to pay retirement benefits to an Annuitant at any time while your Contract is in force. Upon your request, benefits may be paid in a lump sum or under the Income Plans described below. Your request will state the Income Plan you have elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1⁄2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or are paid for deductible medical expenses in excess of 7.5% of Adjusted Gross Income. (See “Federal Income Taxes.”)

We will determine the amount required to pay the Annuity or cash benefits and will redeem Accumulation Units in that amount. If an Annuitant selects an Income Plan, our current practice is to issue a certificate to the Annuitant describing his or her interest and then transfer the amount of the redeemed Accumulation Units to one of our other separate accounts, where they will be administered for the benefit of the Annuitant under the terms of the Contract. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

Income Plans

Generally    We will pay part or all of the benefits under a Contract under either a fixed or variable income plan you select, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. The fixed plans are not described in this prospectus. Under a variable plan, the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments,

12	Account C Prospectus

and you must expect the amount of such payments to change from month to month. Under a variable income plan, an Annuitant must select the initial allocation of Annuity Units among the Divisions and may reallocate Annuity Units among the Divisions at any time while the variable income plan is in effect. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. We will issue the Annuitant a Certificate describing the variable Annuity benefits and including beneficiary provisions of Annuity Contracts we issue on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

Description of Income Plans    The following Income Plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 5 to 30 years (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Period Certain). An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. After the payee’s death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Period Certain). An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

An Income Plan must result in payments that meet the minimums we require for annuity Income Plans on the date you elect the plan. From time to time, we may establish Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other Income Plans, with provisions and rates as we publish for those plans.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular Income Plan the Annuitant selects, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Income Plan involves life contingencies. The first payment will be lower if the Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the Income Plan in a Portfolio.

Assumed Investment Rate    The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Income Plan, the Annuity Unit for each Division would not change in value, and the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Account C Prospectus	13

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract. The Distributor’s registered representatives receive ongoing servicing compensation related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Deferment of Benefit Payments    We reserve the right to defer determination and payment of the Surrender Value of the Accumulation Units, the Withdrawal Value under a variable Income Plan, or the payment of benefits under a variable Income Plan., until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under an Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” On Group Combination Annuity Contracts, dividends have arisen principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. However, there is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed.

Any dividends allocated to your Contract will be credited on the Contract anniversary and, under the Company’s current approach, will be based on the average variable Contract value, which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Separate Account. Under the terms of the Contract, dividends, if any, will be applied as a net purchase payment allocated to the Money Market Division. For the coming year, all NN Series front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000.

Substitution of Portfolio Shares and Other Changes    When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the Portfolio is no longer appropriate. Pursuant to an order of the Securities and Exchange Commission (“SEC”), effective November 15, 2013 the Commodity Return Strategy Portfolio was substituted for the Commodities Return Strategy Portfolio, a series of the Northwestern Mutual Series Fund, Inc. (the “Replaced Portfolio”). The Replaced Portfolio is no longer available as an investment option. As a condition of the order, until November 15, 2015 we will periodically reimburse subaccount expenses to the extent the Commodity Return Strategy Portfolio’s expenses exceed the expenses of the Replaced Portfolio. Depending on the timing of such reimbursement (typically quarterly), financial information or values of the Division investing in the Commodity Return Strategy Portfolio for some of the time periods reflected in such values would be lower prior to the reimbursements being applied. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.

Free Look    Depending upon applicable state law and the terms of the applicable employee benefit plan, you may have the right to return the Contract within the next ten days after

14	Account C Prospectus

you receive it (or whatever period is required under applicable state law), and receive your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event the state in which you live requires us to return the full amount of your purchase payment, we will do so.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable Income Plans. Periodic reports relating to the Portfolios, proxy material and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable annuity Income Plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable annuity Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

A vote of Contract Owners, or of those who have an interest in one or more of the divisions of the Separate Account, may be required. Approval by the SEC or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

Amendments and Termination    After the fifth Contract year, we may amend the Contract with respect to (1) the sales load; (2) the maximum annual Annuity rate and expense guarantee charge; (3) the administration fee; (4) the transfer fee; (5) the minimum amounts for purchase payment(s) and for the Contract value; or (6) the payment rate tables which are included in the Contract. An amendment will not become effective until after we have given you at least 30 days’ written notice. An Amendment to the payment rate tables will not apply to an Income Plan that starts before the amendment becomes effective. We reserve the right to terminate a Contract if representations you have made to us are or become incorrect. You may terminate a Contract in whole or in part at any time and we will pay you the value of the Accumulation Units.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements    Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.

Cybersecurity    The Company has administrative, technical and administrative safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this

Account C Prospectus	15

prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Financial Statements    Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information. To receive a copy of the Statement of Additional Information containing such financial statements, or for any other contract-related inquiries, call 1-888-455-2232.

Deductions

We will make the following deductions:

1. Deductions from Purchase Payments:

Front-Load Contract

We deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on the cumulative amounts we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $150,000	4.5%
Next $350,000	3.0%
Next $500,000	1.0%
Balance over $1,000,000	0.5%

Simplified-Load Contract

We deduct an installation fee in the amount of $750 from the first purchase payment we receive. Alternatively, you may pay the fee separately when you submit the application for the Contract. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.

2. Annual Mortality Rate and Expense Guarantee Charge. The Net Investment Factor (see “Net Investment Factor”) we use in determining the value of Accumulation and Annuity Units reflects a charge on each Valuation Date for mortality and expense risks we have assumed. For the front-load Contract the charge on an annual basis is 0.65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. We may increase this charge to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the maximum. (See “Amendments and Termination.”)

The mortality risk is that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The Net Investment Factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “Substitution and Change,” and the deduction of any applicable taxes. Applicable taxes could include any tax liability we have paid or reserved for resulting from the maintenance or operation of a division of the Account. We do not presently anticipate that any deduction will be made for federal income taxes (see “Federal Income Taxes”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the Net Investment Factor for such Contracts.

3. Administration Fee. We may terminate a Contract on 60 days’ written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract, we may charge an administration fee of $150 annually on the Contract anniversary.

4. Premium Taxes. The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

5. Expenses for the Portfolios and Funds. The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

16	Account C Prospectus

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event we should issue Contracts pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $53,000 or 100% of compensation or earned income up to $265,000 (dollar amounts as indexed for 2015). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $18,000 in 2015 and indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to a Roth 401(k) plan and all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $6.000 for 2015, indexed thereafter.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the present value of the cumulative accrued benefits or the aggregate of the account balances are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered.

Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code.

A 10% penalty tax may be imposed by federal tax law on the taxable portion of premature payments of benefits (prior to age 59 1⁄2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan. Benefit payments will be subject to mandatory 20% withholding unless payments are rolled over directly to a traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements    As a general rule, the Plan is required to make certain required minimum distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. If a portion or all of the distribution is less than the required minimum distribution, a 50% penalty tax may be imposed under federal tax law on the person who should have received the payment for the shortfall amount.

The Plan must make the first required distribution by the “required beginning date” and subsequent required distributions no later than December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the employee and an assumed beneficiary who is ten years younger, provided, however, that where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1⁄2 or, if older and the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

If the employee dies before the required beginning date, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

Account C Prospectus	17

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

A nonspouse designated beneficiary may directly roll over (i.e., trustee-to-trustee transfer) into an inherited IRA. The nonspouse designated beneficiary must then follow the distribution rules applicable to inherited IRAs.

Spousal Exceptions    If the employee’s spouse, as defined under federal tax law (below), elects the life expectancy rule, distributions do not need to begin until December 31 of the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70 1⁄2. Alternatively, the spouse, as defined under federal tax law, may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

If the employee dies after distributions have begun, but before the entire interest is distributed, the remaining portion of the interest must be distributed at least as rapidly as under the method of distribution permitted under IRS regulations as of the date of the employee’s death.

The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations. For example, certain declared federal disaster relief or military service provisions may supplement this information. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. You should consult qualified tax counsel before you adopt an HR-10 pension or profit-sharing plan or trust.

Defense of Marriage Act    The Contract provides that upon the death of an annuitant, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal tax law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal tax law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses, especially with regard to state law and state tax law. Consult a tax and/or legal advisor for more information on this subject.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the divisions of the Account. We are currently making no charge. (See “Net Investment Factor” and “Deductions.”)

Contracts Issued Prior to January 6, 1992

Contracts Issued Beginning May 1, 1984 and Prior to January 6, 1992    For Contracts issued beginning May 1, 1984 and prior to January 6, 1992, there is no surrender charge, but Purchase Payments paid under the Contract are subject to a deduction of 4.0% on the first $25,000 of Purchase Payments, 2.0% on the next $75,000, 1.0% on the next $100,000, 0.4% on the next $100,000, 0.2% on the next $200,000, and 0.1% on amounts in excess of $500,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality rate and expense risks may not exceed 0.25% of the Separate Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and we currently are making no charge for these risks. These Contracts contain no provisions for accumulation of funds on a fixed basis. (See “Appendix A—Accumulation Unit Values.”) The annual contract fee is based on the contract cash value as follows: 0.5% on the first $100,000 of cash value, 0.4% on the next $100,000, 0.3% on the next $100,000, 0.2% on the next $200,000 and 0.1% on the balance above $500,000. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction and annual contract fee are waived for Contracts issued to plans sponsored by the Company.

Contracts Issued Beginning December 17, 1981 and Prior to May 1, 1984    For Contracts issued beginning December 17, 1981 and prior to May 1, 1984, the surrender charge is currently being waived, but Purchase Payments paid under the Contract are subject to a deduction of 3% on the first $25,000 of Purchase Payments, 2% on the next $75,000, and 1% on amounts in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality and expense risks for these Contracts is 0.50%. The annual Contract fee is the lesser of $30 or 1% of the Contract Value. We currently waive the Contract fee if the Contract Value is $25,000 or more. The Company has the

18	Account C Prospectus

right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner.

Contracts Issued Prior to December 17, 1981    For Contracts issued prior to December 17, 1981 there is no surrender charge, but Purchase Payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. There is no charge assessed at present for mortality and expense risks for these Contracts. There is no annual Contract fee. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction is waived for Contracts issued to plans sponsored by the Company.

Table of Contents for Statement of Additional Information

Page
GENERAL INFORMATION	B-3
DISTRIBUTION OF THE CONTRACTS	B-3
DETERMINATION OF ANNUITY PAYMENTS	B-3
Amount of Annuity Payments	B-3
Annuity Unit Value	B-4
Illustrations of Variable Annuity Payments	B-4

Account C Prospectus	19

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room 2E450

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account C to:

Name

Address

City                                                                                                                                  State                           Zip

Accumulation Unit Values

Contracts Issued on or After January 6, 1992

Northwestern Mutual Series Fund, Inc.

	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.764	$4.398	$3.258	$2.904	$2.961	$2.652	$1.946	$3.204	$2.953	$2.713
Number of Units Outstanding	193	187	186	176	169	257	261	241	278	360
Simplified-Load Version
Accumulation Unit Value	$4.209	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530
Number of Units Outstanding	111	161	184	196	237	350	366	624	841	989
Focused Appreciation Division
Front-Load Version
Accumulation Unit Value	$3.081	$2.834	$2.211	$1.852	$1.985	$1.828	$1.291	$2.167	$1.719	$1.650
Number of Units Outstanding	61	61	61	67	175	135	169	157	86	203
Simplified-Load Version
Accumulation Unit Value	$2.873	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624
Number of Units Outstanding	31	71	72	142	283	288	263	262	279	351
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$3.564	$3.304	$2.586	$2.332	$2.376	$2.118	$1.648	$2.708	$2.498	$2.255
Number of Units Outstanding	155	154	180	175	197	185	182	232	344	397
Simplified-Load Version
Accumulation Unit Value	$3.149	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103
Number of Units Outstanding	223	297	375	360	422	531	556	602	797	797
Large Cap Blend Division(b)
Front-Load Version
Accumulation Unit Value	$1.283	$1.147	$0.882	$0.771	$0.794	$0.699	$0.553	$0.931	—	—
Number of Units Outstanding	56	39	19	4	93	76	71	59	—	—
Simplified-Load Version
Accumulation Unit Value	$1.225	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—	—
Number of Units Outstanding	—	—	—	19	19	19	19	—	—	—
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$6.579	$5.836	$4.448	$3.868	$3.819	$3.345	$2.664	$4.252	$4.060	$3.534
Number of Units Outstanding	178	174	185	169	481	587	601	662	778	885
Simplified-Load Version
Accumulation Unit Value	$7.510	$6.702	$5.139	$4.495	$4.465	$3.935	$3.152	$5.062	$4.862	$4.258
Number of Units Outstanding	291	324	348	431	508	582	794	1,034	1,197	1,508
Large Company Value Division(b)
Front-Load Version
Accumulation Unit Value	$1.319	$1.175	$0.900	$0.778	$0.772	$0.700	$0.584	$0.936	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.260	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—	—
Number of Units Outstanding	—	—	—	44	34	72	28	—	—	—
Domestic Equity Division
Front-Load Version
Accumulation Unit Value	$2.103	$1.859	$1.396	$1.229	$1.226	$1.076	$0.837	$1.369	$1.471	$1.270
Number of Units Outstanding	89	91	91	96	135	303	320	285	248	364
Simplified-Load Version
Accumulation Unit Value	$1.941	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237
Number of Units Outstanding	151	145	159	178	323	389	379	486	647	640
Equity Income Division
Front-Load Version
Accumulation Unit Value	$2.530	$2.370	$1.836	$1.576	$1.601	$1.398	$1.129	$1.771	$1.726	$1.458
Number of Units Outstanding	—	—	12	—	—	38	29	43	9	23
Simplified-Load Version
Accumulation Unit Value	$2.359	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435
Number of Units Outstanding	—	48	62	85	175	200	165	159	117	81

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus	21

Accumulation Unit Values

Contracts Issued on or After January 6, 1992 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$5.832	$5.411	$4.338	$3.900	$4.184	$3.400	$2.591	$4.352	$3.629	$3.499
Number of Units Outstanding	145	143	156	161	391	459	475	481	526	600
Simplified-Load Version
Accumulation Unit Value	$8.064	$7.526	$6.071	$5.491	$5.925	$4.844	$3.713	$6.275	$5.265	$5.106
Number of Units Outstanding	251	281	321	335	351	534	623	660	861	936
Index 400 Stock Division
Front-Load Version
Accumulation Unit Value	$3.938	$3.622	$2.738	$2.342	$2.404	$1.916	$1.408	$2.223	$2.073	$1.897
Number of Units Outstanding	23	23	36	23	23	53	78	91	135	201
Simplified-Load Version
Accumulation Unit Value	$3.585	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822
Number of Units Outstanding	150	151	187	190	328	400	378	513	467	648
Mid Cap Value Division
Front-Load Version
Accumulation Unit Value	$2.984	$2.574	$1.989	$1.717	$1.739	$1.460	$1.192	$1.848	$1.863	$1.638
Number of Units Outstanding	75	66	57	46	64	100	92	100	66	184
Simplified-Load Version
Accumulation Unit Value	$2.782	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612
Number of Units Outstanding	—	54	70	116	118	94	116	150	180	147
Small Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.295	$3.979	$2.890	$2.657	$2.750	$2.200	$1.688	$3.027	$2.781	$2.624
Number of Units Outstanding	19	19	43	41	55	71	84	95	95	85
Simplified-Load Version
Accumulation Unit Value	$3.910	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521
Number of Units Outstanding	68	67	83	107	151	202	228	314	298	410
Index 600 Stock Division(b)
Front-Load Version
Accumulation Unit Value	$1.678	$1.603	$1.147	$0.997	$0.995	$0.795	$0.639	$0.937	—	—
Number of Units Outstanding	7	7	26	8	9	9	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.602	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—	—
Number of Units Outstanding	—	—	46	4	25	67	23	—	—	—
Small Cap Value Division
Front-Load Version
Accumulation Unit Value	$3.127	$3.141	$2.399	$2.076	$2.118	$1.748	$1.373	$1.923	$1.951	$1.685
Number of Units Outstanding	6	6	6	6	31	76	94	96	98	164
Simplified-Load Version
Accumulation Unit Value	$2.886	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641
Number of Units Outstanding	68	83	102	130	221	230	228	311	352	413
International Growth Division
Front-Load Version
Accumulation Unit Value	$1.796	$1.893	$1.590	$1.357	$1.573	$1.360	$1.111	$2.078	$1.857	$1.539
Number of Units Outstanding	—	—	—	—	74	118	130	145	125	120
Simplified-Load Version
Accumulation Unit Value	$1.657	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499
Number of Units Outstanding	—	—	10	40	114	537	531	676	390	321
Research International Core Division(b)
Front-Load Version
Accumulation Unit Value	$0.971	$1.048	$0.887	$0.765	$0.860	$0.779	$0.600	$1.050	—	—
Number of Units Outstanding	—	—	34	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.928	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046	—	—
Number of Units Outstanding	—	—	48	95	56	64	17	17	—	—

(b)	The initial investment was made on April 30, 2007.

22	Account C Prospectus

Accumulation Unit Values Contracts Issued on or After January 6, 1992 (continued) Northwestern Mutual Series Fund, Inc. (continued)
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
International Equity Division
Front-Load Version
Accumulation Unit Value	$4.302	$4.748	$3.938	$3.262	$3.652	$3.413	$2.581	$4.621	$3.940	$3.029
Number of Units Outstanding	152	148	177	175	212	344	369	438	486	518
Simplified-Load Version
Accumulation Unit Value	$3.778	$4.195	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808
Number of Units Outstanding	340	358	431	466	501	778	835	1,092	1,024	1,016
Emerging Markets Equity Division(b)
Front-Load Version
Accumulation Unit Value	$0.962	$1.033	$1.096	$0.928	$1.148	$0.932	$0.552	$1.242	—	—
Number of Units Outstanding	—	—	27	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.918	$0.992	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—	—
Number of Units Outstanding	36	59	131	214	330	255	56	32	—	—
Money Market Division
Front-Load Version
Accumulation Unit Value	$1.695	$1.705	$1.714	$1.723	$1.731	$1.738	$1.736	$1.700	$1.625	$1.560
Number of Units Outstanding	366	358	349	297	117	473	461	473	395	347
Simplified-Load Version
Accumulation Unit Value	$2.867	$2.901	$2.935	$2.967	$3.000	$3.029	$3.044	$3.000	$2.885	$2.786
Number of Units Outstanding	134	587	348	398	630	614	1,136	479	1,001	860
Short-Term Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.159	$1.163	$1.164	$1.148	$1.149	$1.116	$1.047	$1.026	—	—
Number of Units Outstanding	—	—	53	—	36	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.107	$1.117	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022	—	—
Number of Units Outstanding	—	—	—	1,043	1,084	314	—	1	—	—
Select Bond Division
Front-Load Version
Accumulation Unit Value	$3.361	$3.204	$3.296	$3.161	$2.969	$2.804	$2.580	$2.515	$2.380	$2.309
Number of Units Outstanding	82	75	109	56	164	164	186	299	295	442
Simplified-Load Version
Accumulation Unit Value	$13.788	$13.225	$13.687	$13.204	$12.476	$11.852	$10.973	$10.761	$10.242	$9.996
Number of Units Outstanding	40	54	88	97	120	212	202	188	239	390
Long-Term U.S. Government Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.825	$1.484	$1.723	$1.671	$1.305	$1.187	$1.285	$1.071	—	—
Number of Units Outstanding	—	—	—	—	31	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.743	$1.426	$1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—	—
Number of Units Outstanding	45	45	45	45	45	99	45	1	—	—
Inflation Protection Division(b)
Front-Load Version
Accumulation Unit Value	$1.322	$1.290	$1.417	$1.329	$1.195	$1.139	$1.042	$1.064	—	—
Number of Units Outstanding	—	—	—	—	35	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.263	$1.240	$1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—
Number of Units Outstanding	—	—	186	37	24	58	—	—	—	—
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$3.845	$3.825	$3.638	$3.215	$3.094	$2.718	$1.882	$2.408	$2.368	$2.171
Number of Units Outstanding	10	9	8	8	33	59	71	83	81	95
Simplified-Load Version
Accumulation Unit Value	$3.397	$3.400	$3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024
Number of Units Outstanding	7	54	87	117	108	158	247	246	285	490

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus	23

Accumulation Unit Values Contracts Issued on or After January 6, 1992 (continued) Northwestern Mutual Series Fund, Inc. (continued)
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Multi-Sector Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.518	$1.479	$1.513	$1.325	$1.270	$1.129	$0.931	$1.006	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	22	—	—
Simplified-Load Version
Accumulation Unit Value	$1.449	$1.421	$1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—
Number of Units Outstanding	50	50	174	101	50	128	50	—	—	—
Balanced Division
Front-Load Version
Accumulation Unit Value	$4.398	$4.194	$3.766	$3.456	$3.406	$3.062	$2.538	$3.306	$3.135	$2.858
Number of Units Outstanding	238	232	229	291	547	670	920	977	1,095	1,788
Simplified-Load Version
Accumulation Unit Value	$11.922	$11.435	$10.331	$9.537	$9.456	$8.553	$7.131	$9.345	$8.915	$8.175
Number of Units Outstanding	407	407	489	516	540	758	898	1,139	1,423	1,532
Asset Allocation Division
Front-Load Version
Accumulation Unit Value	$1.878	$1.797	$1.550	$1.406	$1.416	$1.261	$0.999	$1.439	$1.324	$1.212
Number of Units Outstanding	43	43	44	44	45	96	76	77	81	57
Simplified-Load Version
Accumulation Unit Value	$1.733	$1.668	$1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181
Number of Units Outstanding	363	364	835	843	842	862	901	1,215	1,122	925
(b) The initial investment was made on April 30, 2007.

Fidelity® Variable Insurance Products
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VIP Mid Cap Division
Front-Load Version
Accumulation Unit Value	$3.971	$3.769	$2.792	$2.453	$2.770	$2.168	$1.562	$2.603	$2.271	$2.034
Number of Units Outstanding	14	13	33	33	70	67	77	115	84	58
Simplified-Load Version
Accumulation Unit Value	$3.703	$3.536	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002
Number of Units Outstanding	51	80	47	61	146	162	194	275	331	273
VIP Contrafund® Division(b)
Front-Load Version
Accumulation Unit Value	$1.594	$1.437	$1.104	$0.957	$0.991	$0.853	$0.634	$1.113	—	—
Number of Units Outstanding	—	—	—	—	49	—	23	23	—	—
Simplified-Load Version
Accumulation Unit Value	$1.522	$1.380	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—
Number of Units Outstanding	18	7	30	59	326	393	318	259	—	—
(b) The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version
Accumulation Unit Value	$1.548	$1.412	$1.033	$0.937	$0.973	$0.797	$0.610	$1.014
Number of Units Outstanding	—	—	—	—	—	—	5	5
Simplified-Load Version
Accumulation Unit Value	$1.479	$1.356	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	—	—	19	42	138	122	74	—
(b) The initial investment was made on April 30, 2007.

24	Account C Prospectus

Accumulation Unit Values

Contracts Issued on or After January 6, 1992 (continued)

Russell Investment Funds

	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Multi-Style Equity Division
Front-Load Version
Accumulation Unit Value	$1.632	$1.471	$1.114	$0.969	$0.991	$0.856	$0.656	$1.111	$1.013	$0.904
Number of Units Outstanding	20	20	20	648	759	931	861	915	984	1,096
Simplified-Load Version
Accumulation Unit Value	$1.486	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869
Number of Units Outstanding	114	105	105	103	374	377	362	558	1,020	957
Aggressive Equity Division
Front-Load Version
Accumulation Unit Value	$2.451	$2.429	$1.746	$1.518	$1.594	$1.285	$0.984	$1.736	$1.690	$1.481
Number of Units Outstanding	—	—	—	61	63	86	71	137	124	137
Simplified-Load Version
Accumulation Unit Value	$2.231	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423
Number of Units Outstanding	2	6	5	17	143	157	207	417	396	453
Non-U.S. Division
Front-Load Version
Accumulation Unit Value	$1.607	$1.693	$1.398	$1.174	$1.357	$1.225	$0.975	$1.704	$1.558	$1.268
Number of Units Outstanding	70	62	87	319	338	379	332	404	407	768
Simplified-Load Version
Accumulation Unit Value	$1.463	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219
Number of Units Outstanding	37	106	170	205	373	364	393	420	565	447
Core Bond Division
Front-Load Version
Accumulation Unit Value	$2.103	$2.007	$2.050	$1.904	$1.830	$1.675	$1.455	$1.519	$1.426	$1.384
Number of Units Outstanding	109	101	160	500	493	594	643	758	743	691
Simplified-Load Version
Accumulation Unit Value	$1.914	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329
Number of Units Outstanding	85	74	166	147	199	354	205	266	455	478
Global Real Estate Securities Division
Front-Load Version
Accumulation Unit Value	$4.033	$3.538	$3.436	$2.711	$2.936	$2.404	$1.876	$2.983	$3.568	$2.644
Number of Units Outstanding	23	23	43	67	92	130	121	133	164	272
Simplified-Load Version
Accumulation Unit Value	$3.672	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541
Number of Units Outstanding	38	58	99	115	163	492	461	594	507	609

Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.353	$1.299	$1.225	$1.110	$1.116	$0.997	$0.820	$1.031
Number of Units Outstanding	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.293	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	164	169	289	295	294	312	—	—
Balanced Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.319	$1.269	$1.136	$1.013	$1.044	$0.921	$0.739	$1.023
Number of Units Outstanding	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.260	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	200	185	323	330	328	343	5	—
Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.243	$1.206	$1.041	$0.917	$0.969	$0.848	$0.664	$1.017
Number of Units Outstanding	—	—	—	—	—	2	27	26
Simplified-Load Version
Accumulation Unit Value	$1.187	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	362	334	332	354	352	377	—	—

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus	25

Accumulation Unit Values

Contracts Issued on or After January 6, 1992 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series (continued)

	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007
Equity Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.156	$1.124	$0.944	$0.822	$0.882	$0.771	$0.593	$1.008
Number of Units Outstanding	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.104	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	406	377	375	394	392	420	31	—
(b) The initial investment was made on April 30, 2007.

Credit Suisse Trust
	December 31,
	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Front-Load Version
Accumulation Unit Value	$5.746	$6.963
Number of Units Outstanding	—	—
Simplified-Load Version
Accumulation Unit Value	$5.621	$6.852
Number of Units Outstanding	—	—

(a)	The initial investment was made on November 15, 2013.

(c)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

26	Account C Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 or on or After May 1, 1984 and Prior to January 6, 1992

Northwestern Mutual Series Fund, Inc.

	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Growth Stock Division
Accumulation Unit Value	$54.488	$49.978	$36.785	$32.570	$32.998	$29.366	$21.409	$35.015	$32.066	$29.266
Number of Units Outstanding	6	6	6	7	7	8	235	827	821	794
Focused Appreciation Division
Accumulation Unit Value	$33.238	$30.373	$23.544	$19.597	$20.870	$19.089	$13.398	$22.333	$17.608	$16.788
Number of Units Outstanding	3	3	10	9	8	7	5	2	2	—
Large Cap Core Stock Division
Accumulation Unit Value	$40.760	$37.544	$29.198	$26.157	$26.477	$23.450	$18.131	$29.597	$27.124	$24.327
Number of Units Outstanding	—	1	1	2	2	7	248	868	806	749
Large Cap Blend Division(b)
Accumulation Unit Value	$13.487	$11.980	$9.155	$7.947	$8.134	$7.117	$5.586	$9.348	—	—
Number of Units Outstanding	2	2	2	—	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$103.583	$91.297	$69.136	$59.726	$58.584	$50.989	$40.341	$63.973	$60.679	$52.480
Number of Units Outstanding	15	21	23	24	25	31	715	1,365	1,454	1,571
Large Company Value Division(b)
Accumulation Unit Value	$13.865	$12.267	$9.343	$8.022	$7.904	$7.124	$5.902	$9.403	—	—
Number of Units Outstanding	1	1	1	—	—	—	—	—	—	—
Domestic Equity Division
Accumulation Unit Value	$22.951	$20.155	$15.038	$13.151	$13.033	$11.371	$8.779	$14.273	$15.238	$13.072
Number of Units Outstanding	1	1	2	2	2	2	4	12	5	8
Equity Income Division
Accumulation Unit Value	$27.292	$25.404	$19.551	$16.677	$16.832	$14.595	$11.715	$18.250	$17.675	$14.834
Number of Units Outstanding	1	1	2	8	8	8	9	8	1	2
Mid Cap Growth Stock Division
Accumulation Unit Value	$102.694	$94.655	$75.403	$67.344	$71.779	$57.953	$43.872	$73.220	$60.664	$58.106
Number of Units Outstanding	11	14	16	16	17	19	527	1,106	1,150	1,271
Index 400 Stock Division
Accumulation Unit Value	$43.599	$39.847	$29.923	$25.435	$25.935	$20.536	$14.989	$23.522	$21.794	$19.805
Number of Units Outstanding	1	3	4	4	4	1	685	1,641	1,580	1,583
Mid Cap Value Division
Accumulation Unit Value	$32.189	$27.585	$21.180	$18.169	$18.280	$15.242	$12.368	$19.048	$19.079	$16.664
Number of Units Outstanding	3	3	3	4	3	3	3	4	—	1
Small Cap Growth Stock Division
Accumulation Unit Value	$47.562	$43.773	$31.583	$28.848	$29.672	$23.577	$17.974	$32.022	$29.233	$27.402
Number of Units Outstanding	2	2	2	3	3	6	454	1,171	1,235	1,258
Index 600 Stock Division(b)
Accumulation Unit Value	$17.639	$16.745	$11.904	$10.280	$10.188	$8.092	$6.465	$9.411	—	—
Number of Units Outstanding	2	2	1	—	—	—	—	—	—	—
Small Cap Value Division
Accumulation Unit Value	$34.122	$34.047	$25.840	$22.213	$22.520	$18.467	$14.406	$20.046	$20.213	$17.343
Number of Units Outstanding	2	3	5	6	6	4	6	9	10	18
International Growth Division
Accumulation Unit Value	$19.596	$20.524	$17.131	$14.519	$16.721	$14.362	$11.661	$21.668	$19.240	$15.839
Number of Units Outstanding	5	5	5	10	10	11	12	9	9	6
Research International Core Division(b)
Accumulation Unit Value	$10.212	$10.947	$9.206	$7.884	$8.807	$7.931	$6.062	$10.549	—	—
Number of Units Outstanding	3	3	3	1	—	—	—	—	—	—
International Equity Division
Accumulation Unit Value	$4.953	$5.431	$4.475	$3.682	$4.096	$3.804	$2.858	$5.083	$4.306	$3.289
Number of Units Outstanding	12	45	71	120	119	109	8,133	23,350	21,029	19,517
Emerging Markets Equity Division(b)
Accumulation Unit Value	$10.110	$10.784	$11.370	$9.568	$11.763	$9.480	$5.585	$12.473	—	—
Number of Units Outstanding	4	4	5	4	3	3	7	3	—	—
Money Market Division
Accumulation Unit Value	$41.569	$41.539	$41.498	$41.438	$41.380	$41.259	$40.948	$39.848	$37.848	$36.095
Number of Units Outstanding	—	—	—	—	—	3	3	1	2	3
Short-Term Bond Division(b)
Accumulation Unit Value	$12.188	$12.142	$12.076	$11.832	$11.767	$11.354	$10.589	$10.310	—	—
Number of Units Outstanding	2	2	2	—	—	—	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus	27

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 or on or After May 1, 1984 and Prior to January 6, 1992 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Select Bond Division
Accumulation Unit Value	$211.428	$200.286	$204.702	$195.022	$181.992	$170.745	$156.117	$151.194	$142.110	$136.985
Number of Units Outstanding	1	2	3	4	4	2	40	73	77	82
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$19.181	$15.502	$17.875	$17.229	$13.364	$12.081	$12.988	$10.755	—	—
Number of Units Outstanding	1	1	4	3	3	3	3	—	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$13.899	$13.477	$14.702	$13.695	$12.236	$11.587	$10.535	$10.683	—	—
Number of Units Outstanding	2	2	4	8	9	8	17	—	—	—
High Yield Bond Division
Accumulation Unit Value	$43.976	$43.465	$41.068	$36.060	$34.476	$30.095	$20.699	$26.317	$25.706	$23.418
Number of Units Outstanding	1	2	2	2	3	2	86	217	213	235
Multi-Sector Bond Division(b)
Accumulation Unit Value	$15.952	$15.450	$15.698	$13.657	$13.009	$11.493	$9.415	$10.109	—	—
Number of Units Outstanding	2	2	2	6	6	6	9	—	—	—
Balanced Division
Accumulation Unit Value	$181.830	$172.249	$153.678	$140.097	$137.200	$122.549	$100.918	$130.597	$123.032	$111.422
Number of Units Outstanding	36	37	38	41	42	47	183	398	426	483
Asset Allocation Division
Accumulation Unit Value	$20.487	$19.484	$16.700	$15.043	$15.054	$13.322	$10.482	$15.001	$13.712	$12.475
Number of Units Outstanding	—	—	—	—	—	—	—	—	2	43
(b) The initial investment was made on April 30, 2007.

Fidelity® Variable Insurance Products
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VIP Mid Cap Division
Accumulation Unit Value	$42.835	$40.399	$29.734	$25.954	$29.113	$22.644	$16.203	$26.829	$23.261	$20.694
Number of Units Outstanding	2	2	2	4	5	5	7	8	7	6
VIP Contrafund® Division(b)
Accumulation Unit Value	$16.754	$15.006	$11.459	$9.866	$10.149	$8.680	$6.407	$11.180	—	—
Number of Units Outstanding	6	6	6	15	13	14	18	3	—	—
(b) The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$16.275	$14.744	$10.715	$9.655	$9.962	$8.109	$6.170	$10.188
Number of Units Outstanding	1	1	1	1	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

28	Account C Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 or on or After May 1, 1984 and Prior to January 6, 1992 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Multi-Style Equity Division
Accumulation Unit Value	$18.072	$16.179	$12.172	$10.521	$10.687	$9.176	$6.983	$11.749	$10.647	$9.443
Number of Units Outstanding	—	—	—	—	—	—	—	9	23	23
Aggressive Equity Division
Accumulation Unit Value	$27.141	$26.725	$19.089	$16.479	$17.202	$13.775	$10.484	$18.366	$17.759	$15.471
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Non-U.S. Division
Accumulation Unit Value	$17.796	$18.625	$15.277	$12.751	$14.636	$13.136	$10.385	$18.033	$16.376	$13.245
Number of Units Outstanding	1	1	2	1	1	1	3	5	6	1
Core Bond Division
Accumulation Unit Value	$23.282	$22.078	$22.403	$20.671	$19.747	$17.948	$15.498	$16.071	$14.986	$14.448
Number of Units Outstanding	1	1	2	7	8	8	7	1	—	—
Global Real Estate Securities Division
Accumulation Unit Value	$44.661	$38.921	$37.551	$29.439	$31.671	$25.766	$19.982	$31.560	$37.507	$27.612
Number of Units Outstanding	4	5	5	6	6	5	476	983	1,459	1,208

Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$14.227	$13.569	$12.706	$11.440	$11.426	$10.145	$8.286	$10.353
Number of Units Outstanding	—	—	—	—	—	—	—	—
Balanced Strategy Division(b)
Accumulation Unit Value	$13.866	$13.255	$11.790	$10.438	$10.694	$9.376	$7.471	$10.273
Number of Units Outstanding	—	—	—	—	—	—	—	—
Growth Strategy Division(b)
Accumulation Unit Value	$13.064	$12.592	$10.803	$9.458	$9.928	$8.628	$6.710	$10.213
Number of Units Outstanding	—	—	—	—	—	—	—	—
Equity Growth Strategy Division(b)
Accumulation Unit Value	$12.150	$11.741	$9.799	$8.471	$9.033	$7.849	$5.999	$10.125
Number of Units Outstanding	—	—	—	—	—	—	—	—
(b) The initial investment was made on April 30, 2007.

Credit Suisse Trust
	December 31,
	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Accumulation Unit Value	$5.885	$7.085
Number of Units Outstanding	3	3

(a)	The initial investment was made on November 15, 2013.

(c)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

Account C Prospectus	29

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2015

GROUP COMBINATION ANNUITY

A group combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account C

This Statement of Additional Information (“SAI”) is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 888-455-2232, or visiting the website www.northwesternmutual.com.

GENERAL INFORMATION

The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for other variable annuity contracts issued by the Company.

DISTRIBUTION OF THE CONTRACTS

Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts, either directly to the Company or through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2014	$32,080
2013	$48,348
2012	$31,439

NMIS also provides certain services related to the administration of a certain income plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Income Plan. (See “Illustrations of Variable Annuity Payments”.) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual are based on the 1983 Table with a Projection Scale G and age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Income Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the mortality rate tables.

If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

(1)	Value of Annuitant’s retirement benefit allocated to Balanced	$50,000

(2)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.00

(3)	Amount of first payment from Balanced Division (1) x (2) divided by $1,000.	$250.00

(4)	Assumed Value of Annuity Unit in Balanced Division on effective date of income plan.	$1.500000

(5)	Number of Annuity Units credited in Balanced Division, (3) divided by (4)	166.67

The $50,000 value on the effective date of the income plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the

Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see “Net Investment Factor”) was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual must be received at the Home Office of Northwestern Mutual. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual. Northwestern Mutual will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual before Northwestern Mutual consents to the assignment.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the consolidated financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP that have been included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2014

NML Variable Annuity Account C

Financial Statements

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$1,832	$1,572	$1,467	$428	$7,237
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	3

Total Assets	1,832	1,572	1,467	428	7,240

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$1,832	$1,572	$1,467	$428	$7,240

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$323	$100	$18	$23	$1,581
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	916	187	554	72	1,174
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	468	89	697	-	2,185
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	125	1,196	198	333	2,300
Annuity Reserves	-	-	-	-	-

Total Net Assets	$1,832	$1,572	$1,467	$428	$7,240

(1) Investments, at cost	$1,400	$1,275	$1,119	$361	$5,039
Mutual Fund Shares Held	637	597	887	381	1,820
(2) Accumulation Unit Value	$54.488126	$33.238141	$40.759702	$13.487127	$103.583087
Units Outstanding	6	3	-	2	15
(3) Accumulation Unit Value	$4.763857	$3.081016	$3.563556	$1.283020	$6.578536
Units Outstanding	193	61	155	56	178
(4) Accumulation Unit Value	$4.209188	$2.873055	$3.148611	$1.225351	$7.509591
Units Outstanding	111	31	223	-	291
(5) Accumulation Unit Value	$1.538779	$3.190605	$1.447826	$1.312832	$1.756737
Units Outstanding	81	375	137	253	1,310

The Accompanying Notes are an Integral Part of the Financial Statements.

F-1

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$303	$1,219	$1,836	$4,247	$1,339
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	303	1,219	1,836	4,247	1,339

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$303	$1,219	$1,836	$4,247	$1,339

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$20	$25	$34	$1,140	$32
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	187	-	846	92
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	293	-	2,034	538
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	283	714	1,802	227	677
Annuity Reserves	-	-	-	-	-

Total Net Assets	$303	$1,219	$1,836	$4,247	$1,339

(1) Investments, at cost	$234	$756	$1,446	$3,401	$1,042
Mutual Fund Shares Held	264	845	1,036	1,250	683
(2) Accumulation Unit Value	$13.865219	$22.950784	$27.291728	$102.693582	$43.598907
Units Outstanding	1	1	1	11	1
(3) Accumulation Unit Value	$1.318988	$2.103358	$2.529874	$5.832446	$3.937503
Units Outstanding	-	89	-	145	23
(4) Accumulation Unit Value	$1.259638	$1.940876	$2.359021	$8.064333	$3.584663
Units Outstanding	-	151	-	251	150
(5) Accumulation Unit Value	$1.349669	$2.189636	$2.619776	$1.475957	$3.345567
Units Outstanding	210	326	688	154	202

The Accompanying Notes are an Integral Part of the Financial Statements.

F-2

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$952	$757	$449	$1,313	$706
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	952	757	449	1,313	706

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$952	$757	$449	$1,313	$706

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$84	$75	$31	$59	$94
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	224	83	11	20	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	264	-	197	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	644	335	407	1,037	612
Annuity Reserves	-	-	-	-	-

Total Net Assets	$952	$757	$449	$1,313	$706

(1) Investments, at cost	$730	$540	$466	$1,046	$642
Mutual Fund Shares Held	538	304	386	551	525
(2) Accumulation Unit Value	$32.189353	$47.561777	$17.638780	$34.121874	$19.596007
Units Outstanding	3	2	2	2	5
(3) Accumulation Unit Value	$2.983774	$4.295383	$1.677974	$3.127184	$1.795838
Units Outstanding	75	19	7	6	-
(4) Accumulation Unit Value	$2.782414	$3.910399	$1.602493	$2.885630	$1.657184
Units Outstanding	-	68	-	68	-
(5) Accumulation Unit Value	$3.089907	$2.007765	$1.717017	$3.255360	$1.869507
Units Outstanding	208	168	238	317	328

The Accompanying Notes are an Integral Part of the Financial Statements.

F-3

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$742	$4,229	$1,104	$1,548	$854
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	742	4,229	1,104	1,548	854

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	10	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	10	-

Total Net Assets	$742	$4,229	$1,104	$1,538	$854

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$29	$61	$45	$-	$22
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	653	-	620	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	1,283	33	375	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	713	2,232	1,026	543	832
Annuity Reserves	-	-	-	-	-

Total Net Assets	$742	$4,229	$1,104	$1,538	$854

(1) Investments, at cost	$708	$4,078	$1,177	$1,548	$856
Mutual Fund Shares Held	822	2,384	1,193	1,548	831
(2) Accumulation Unit Value	$10.212438	$4.952849	$10.109813	$41.568533	$12.188479
Units Outstanding	3	12	4	-	2
(3) Accumulation Unit Value	$0.971471	$4.302168	$0.961729	$1.694680	$1.159364
Units Outstanding	-	152	-	366	-
(4) Accumulation Unit Value	$0.927768	$3.778446	$0.918478	$2.867036	$1.107462
Units Outstanding	-	340	36	134	-
(5) Accumulation Unit Value	$0.994128	$1.859162	$0.984102	$1.262776	$1.186641
Units Outstanding	717	1,201	1,042	426	701

The Accompanying Notes are an Integral Part of the Financial Statements.

F-4

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$5,198	$377	$868	$1,269	$1,524
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	1	-	-	-

Total Assets	5,198	378	868	1,269	1,524

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	14	-	-	3	-

Total Liabilities	14	-	-	3	-

Total Net Assets	$5,184	$378	$868	$1,266	$1,524

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$166	$28	$21	$28	$31
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	274	-	-	39	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	545	78	-	23	73
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	4,199	272	847	1,176	1,420
Annuity Reserves	-	-	-	-	-

Total Net Assets	$5,184	$378	$868	$1,266	$1,524

(1) Investments, at cost	$5,241	$358	$916	$1,307	$1,531
Mutual Fund Shares Held	4,103	337	789	1,761	1,405
(2) Accumulation Unit Value	$211.428447	$19.181310	$13.899486	$43.976216	$15.951947
Units Outstanding	1	1	2	1	2
(3) Accumulation Unit Value	$3.360734	$1.824788	$1.322292	$3.845018	$1.517527
Units Outstanding	82	-	-	10	-
(4) Accumulation Unit Value	$13.787705	$1.742779	$1.262831	$3.397363	$1.449313
Units Outstanding	40	45	-	7	50
(5) Accumulation Unit Value	$2.193832	$1.867223	$1.353036	$2.592458	$1.552814
Units Outstanding	1,913	145	626	454	914

The Accompanying Notes are an Integral Part of the Financial Statements.

F-5

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$14,537	$1,475	$-	$-	$-
Fidelity Variable Insurance Products	-	-	1,749	1,829	-
Neuberger Berman Advisers Management Trust	-	-	-	-	493
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	14,537	1,475	1,749	1,829	493

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$14,537	$1,475	$1,749	$1,829	$493

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$6,510	$-	$67	$99	$10
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	1,047	81	55	-	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	4,851	630	189	27	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	2,091	764	1,438	1,703	483
Annuity Reserves	38	-	-	-	-

Total Net Assets	$14,537	$1,475	$1,749	$1,829	$493

(1) Investments, at cost	$13,112	$1,328	$1,531	$1,325	$386
Mutual Fund Shares Held	9,816	1,234	47	50	21
(2) Accumulation Unit Value	$181.830315	$20.487411	$42.835362	$16.754369	$16.275087
Units Outstanding	36	-	2	6	1
(3) Accumulation Unit Value	$4.398392	$1.877555	$3.970669	$1.593840	$1.548274
Units Outstanding	238	43	14	-	-
(4) Accumulation Unit Value	$11.921712	$1.732596	$3.702607	$1.522183	$1.478648
Units Outstanding	407	363	51	18	-
(5) Accumulation Unit Value	$1.799000	$1.954610	$4.111819	$1.630936	$1.584272
Units Outstanding	1,161	392	351	1,043	305

The Accompanying Notes are an Integral Part of the Financial Statements.

F-6

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	479	141	440	1,969	2,072
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	479	141	440	1,969	2,072

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	30	10	13	-	-

Total Liabilities	30	10	13	-	-

Total Net Assets	$449	$131	$427	$1,969	$2,072

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$6	$21	$28	$161
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	33	-	112	230	93
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	169	5	53	163	140
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	247	120	241	1,548	1,678
Annuity Reserves	-	-	-	-	-

Total Net Assets	$449	$131	$427	$1,969	$2,072

(1) Investments, at cost	$394	$139	$388	$1,966	$1,966
Mutual Fund Shares Held	26	9	38	185	133
(2) Accumulation Unit Value	$18.071559	$27.141282	$17.795979	$23.281628	$44.660949
Units Outstanding	-	-	1	1	4
(3) Accumulation Unit Value	$1.632051	$2.451161	$1.607132	$2.102654	$4.033398
Units Outstanding	20	-	70	109	23
(4) Accumulation Unit Value	$1.485791	$2.231487	$1.463162	$1.914309	$3.671934
Units Outstanding	114	2	37	85	38
(5) Accumulation Unit Value	$1.669249	$2.249154	$1.415417	$2.152613	$4.091250
Units Outstanding	147	53	170	720	411

The Accompanying Notes are an Integral Part of the Financial Statements.

F-7

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	833	1,694	983	536	-
Credit Suisse Trust	-	-	-	-	651
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	833	1,694	983	536	651

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	1
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	1

Total Net Assets	$833	$1,694	$983	$536	$650

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$-	$-	$-	$19
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	-	-	-	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	212	252	430	449	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	621	1,442	553	87	631
Annuity Reserves	-	-	-	-	-

Total Net Assets	$833	$1,694	$983	$536	$650

(1) Investments, at cost	$794	$1,557	$779	$408	$775
Mutual Fund Shares Held	80	163	98	57	125
(2) Accumulation Unit Value	$14.227181	$13.866173	$13.064429	$12.149681	$5.885213
Units Outstanding	-	-	-	-	3
(3) Accumulation Unit Value	$1.353456	$1.319086	$1.242781	$1.155769	$5.746227
Units Outstanding	-	-	-	-	-
(4) Accumulation Unit Value	$1.292586	$1.259753	$1.186908	$1.103798	$5.621078
Units Outstanding	164	200	362	406	-
(5) Accumulation Unit Value	$1.384896	$1.349788	$1.271734	$1.182707	$5.809833
Units Outstanding	448	1,068	435	74	109

The Accompanying Notes are an Integral Part of the Financial Statements.

F-8

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$11	$-	$23	$-	$111
Expenses:
Mortality and expense risk charges	12	7	14	1	40

Net investment income (loss)	(1)	(7)	9	(1)	71

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	83	90	100	5	454
Realized gain distributions	170	148	139	15	86

Realized gains (losses)	253	238	239	20	540

Change in unrealized appreciation/(depreciation) of investments during the period	(114)	(100)	(133)	21	213

Net increase (decrease) in net assets resulting from operations	$138	$131	$115	$40	$824

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$-	$19	$22	$14	$13
Expenses:
Mortality and expense risk charges	1	7	7	31	9

Net investment income (loss)	(1)	12	15	(17)	4

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	19	43	95	232	46
Realized gain distributions	15	-	52	789	62

Realized gains (losses)	34	43	147	1,021	108

Change in unrealized appreciation/(depreciation) of investments during the period	1	85	(36)	(710)	(2)

Net increase (decrease) in net assets resulting from operations	$34	$140	$126	$294	$110

The Accompanying Notes are an Integral Part of the Financial Statements.

F-9

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$8	$-	$6	$5	$9
Expenses:
Mortality and expense risk charges	4	5	1	6	2

Net investment income (loss)	4	(5)	5	(1)	7

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	71	21	10	87	11
Realized gain distributions	71	80	70	33	0

Realized gains (losses)	142	101	80	120	11

Change in unrealized appreciation/(depreciation) of investments during the period	(17)	(41)	(61)	(117)	(52)

Net increase (decrease) in net assets resulting from operations	$129	$55	$24	$2	$(34)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$11	$87	$7	$2	$5
Expenses:
Mortality and expense risk charges	2	30	4	14	3

Net investment income (loss)	9	57	3	(12)	2

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	19	129	(14)	-	-
Realized gain distributions	5	308	-	-	-

Realized gains (losses)	24	437	(14)	-	-

Change in unrealized appreciation/(depreciation) of investments during the period	(88)	(942)	(61)	-	(1)

Net increase (decrease) in net assets resulting from operations	$(55)	$(448)	$(72)	$(12)	$1

The Accompanying Notes are an Integral Part of the Financial Statements.

F-10

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$103	$7	$5	$61	$42
Expenses:
Mortality and expense risk charges	22	2	3	5	6

Net investment income (loss)	81	5	2	56	36

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(19)	(2)	4	11	17
Realized gain distributions	-	-	9	-	-

Realized gains (losses)	(19)	(2)	13	11	17

Change in unrealized appreciation/(depreciation) of investments during the period	180	64	8	(62)	(11)

Net increase (decrease) in net assets resulting from operations	$242	$67	$23	$5	$42

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division
Income:
Dividend income	$334	$30	$-	$13	$2
Expenses:
Mortality and expense risk charges	73	11	8	6	1

Net investment income (loss)	261	19	(8)	7	1

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	47	-	55	66	27
Realized gain distributions	1,146	123	39	36	-

Realized gains (losses)	1,193	123	94	102	27

Change in unrealized appreciation/(depreciation) of investments during the period	(750)	(84)	9	70	15

Net increase (decrease) in net assets resulting from operations	$704	$58	$95	$179	$43

The Accompanying Notes are an Integral Part of the Financial Statements.

F-11

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$5	$-	$10	$30	$66
Expenses:
Mortality and expense risk charges	3	-	3	9	8

Net investment income (loss)	2	-	7	21	58

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	17	6	44	2	70
Realized gain distributions	63	13	-	38	89

Realized gains (losses)	80	19	44	40	159

Change in unrealized appreciation/(depreciation) of investments during the period	(36)	(18)	(69)	30	40

Net increase (decrease) in net assets resulting from operations	$46	$1	$(18)	$91	$257

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$22	$50	$29	$17	$-
Expenses:
Mortality and expense risk charges	5	8	7	6	2

Total Expenses	5	8	7	6	2
Less waived fees	-	-	-	-	(1)

Net Expenses	5	8	7	6	1

Net investment income (loss)	17	42	22	11	(1)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3	37	6	6	1
Realized gain distributions	10	33	21	8	-

Realized gains (losses)	13	70	27	14	1

Change in unrealized appreciation/(depreciation) of investments during the period	-	(44)	(22)	(15)	(134)

Net increase (decrease) in net assets resulting from operations	$30	$68	$27	$10	$(134)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-12

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$(1)	$(1)	$(7)	$-
Net realized gains (losses)	253	152	238	110
Net change in unrealized appreciation/(depreciation)	(114)	330	(100)	202

Net increase (decrease) in net assets resulting from operations	138	481	131	312

Contract Transactions:
Contract owners’ net payments	94	69	123	98
Annuity payments	-	-	-	-
Surrenders and other (net)	(209)	(74)	(122)	(222)
Transfers from other divisions or sponsor	202	438	2,822	2,297
Transfers to other divisions or sponsor	(204)	(512)	(2,769)	(2,376)

Net increase (decrease) in net assets resulting from contract transactions	(117)	(79)	54	(203)

Net increase (decrease) in net assets	21	402	185	109

Net Assets:
Beginning of period	1,811	1,409	1,387	1,278

End of period	$1,832	$1,811	$1,572	$1,387

Units issued during the period	133	278	1,022	954
Units redeemed during the period	(138)	(299)	(1,007)	(971)

Net units issued (redeemed) during the period	(5)	(21)	15	(17)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$9	$3	$(1)	$1
Net realized gains (losses)	239	60	20	20
Net change in unrealized appreciation/(depreciation)	(133)	329	21	32

Net increase (decrease) in net assets resulting from operations	115	392	40	53

Contract Transactions:
Contract owners’ net payments	48	96	166	32
Annuity payments	-	-	-	-
Surrenders and other (net)	(294)	(295)	(6)	(8)
Transfers from other divisions or sponsor	1,066	906	467	192
Transfers to other divisions or sponsor	(1,084)	(998)	(467)	(224)

Net increase (decrease) in net assets resulting from contract transactions	(264)	(291)	160	(8)

Net increase (decrease) in net assets	(149)	101	200	45

Net Assets:
Beginning of period	1,616	1,515	228	183

End of period	$1,467	$1,616	$428	$228

Units issued during the period	543	565	510	224
Units redeemed during the period	(640)	(670)	(379)	(233)

Net units issued (redeemed) during the period	(97)	(105)	131	(9)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-13

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$71	$72	$(1)	$3
Net realized gains (losses)	540	405	34	30
Net change in unrealized appreciation/(depreciation)	213	1,056	1	32

Net increase (decrease) in net assets resulting from operations	824	1,533	34	65

Contract Transactions:
Contract owners’ net payments	614	298	24	21
Annuity payments	-	-	-	-
Surrenders and other (net)	(904)	(602)	(7)	(7)
Transfers from other divisions or sponsor	3,956	3,300	599	694
Transfers to other divisions or sponsor	(3,657)	(3,094)	(619)	(715)

Net increase (decrease) in net assets resulting from contract transactions	9	(98)	(3)	(7)

Net increase (decrease) in net assets	833	1,435	31	58

Net Assets:
Beginning of period	6,407	4,972	272	214

End of period	$7,240	$6,407	$303	$272

Units issued during the period	2,399	1,989	498	683
Units redeemed during the period	(1,983)	(1,791)	(500)	(690)

Net units issued (redeemed) during the period	416	198	(2)	(7)

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$12	$10	$15	$14
Net realized gains (losses)	43	27	147	173
Net change in unrealized appreciation/(depreciation)	85	230	(36)	224

Net increase (decrease) in net assets resulting from operations	140	267	126	411

Contract Transactions:
Contract owners’ net payments	59	21	204	101
Annuity payments	-	-	-	-
Surrenders and other (net)	(30)	(52)	(186)	(321)
Transfers from other divisions or sponsor	1,318	1,146	3,073	2,620
Transfers to other divisions or sponsor	(1,351)	(1,133)	(3,061)	(2,555)

Net increase (decrease) in net assets resulting from contract transactions	(4)	(18)	30	(155)

Net increase (decrease) in net assets	136	249	156	256

Net Assets:
Beginning of period	1,083	834	1,680	1,424

End of period	$1,219	$1,083	$1,836	$1,680

Units issued during the period	666	668	1,342	1,262
Units redeemed during the period	(669)	(678)	(1,333)	(1,326)

Net units issued (redeemed) during the period	(3)	(10)	9	(64)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-14

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$(17)	$(18)	$4	$3
Net realized gains (losses)	1,021	259	108	87
Net change in unrealized appreciation/(depreciation)	(710)	686	(2)	188

Net increase (decrease) in net assets resulting from operations	294	927	110	278

Contract Transactions:
Contract owners’ net payments	149	156	163	50
Annuity payments	-	-	-	-
Surrenders and other (net)	(616)	(535)	(106)	(195)
Transfers from other divisions or sponsor	569	803	804	581
Transfers to other divisions or sponsor	(578)	(866)	(742)	(525)

Net increase (decrease) in net assets resulting from contract transactions	(476)	(442)	119	(89)

Net increase (decrease) in net assets	(182)	485	229	189

Net Assets:
Beginning of period	4,429	3,944	1,110	921

End of period	$4,247	$4,429	$1,339	$1,110

Units issued during the period	377	496	304	239
Units redeemed during the period	(388)	(553)	(240)	(257)

Net units issued (redeemed) during the period	(11)	(57)	64	(18)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$4	$3	$(5)	$(1)
Net realized gains (losses)	142	57	101	116
Net change in unrealized appreciation/(depreciation)	(17)	132	(41)	107

Net increase (decrease) in net assets resulting from operations	129	192	55	222

Contract Transactions:
Contract owners’ net payments	110	110	84	24
Annuity payments	-	-	-	-
Surrenders and other (net)	(146)	(49)	(11)	(126)
Transfers from other divisions or sponsor	1,719	1,698	689	696
Transfers to other divisions or sponsor	(1,713)	(1,770)	(705)	(808)

Net increase (decrease) in net assets resulting from contract transactions	(30)	(11)	57	(214)

Net increase (decrease) in net assets	99	181	112	8

Net Assets:
Beginning of period	853	672	645	637

End of period	$952	$853	$757	$645

Units issued during the period	672	898	343	389
Units redeemed during the period	(690)	(905)	(314)	(459)

Net units issued (redeemed) during the period	(18)	(7)	29	(70)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-15

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$5	$6	$(1)	$6
Net realized gains (losses)	80	33	120	89
Net change in unrealized appreciation/(depreciation)	(61)	28	(117)	194

Net increase (decrease) in net assets resulting from operations	24	67	2	289

Contract Transactions:
Contract owners’ net payments	118	30	203	68
Annuity payments	-	-	-	-
Surrenders and other (net)	(4)	(82)	(147)	(142)
Transfers from other divisions or sponsor	501	288	2,158	1,784
Transfers to other divisions or sponsor	(442)	(260)	(2,106)	(1,763)

Net increase (decrease) in net assets resulting from contract transactions	173	(24)	108	(53)

Net increase (decrease) in net assets	197	43	110	236

Net Assets:
Beginning of period	252	209	1,203	967

End of period	$449	$252	$1,313	$1,203

Units issued during the period	383	235	753	646
Units redeemed during the period	(275)	(268)	(704)	(657)

Net units issued (redeemed) during the period	108	(33)	49	(11)

	International Growth Division		Research International Core Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$7	$6	$9	$(1)
Net realized gains (losses)	11	48	24	16
Net change in unrealized appreciation/(depreciation)	(52)	51	(88)	86

Net increase (decrease) in net assets resulting from operations	(34)	105	(55)	101

Contract Transactions:
Contract owners’ net payments	84	56	107	84
Annuity payments	-	-	-	-
Surrenders and other (net)	(9)	(32)	(5)	(91)
Transfers from other divisions or sponsor	1,465	1,149	1,647	1,468
Transfers to other divisions or sponsor	(1,411)	(1,273)	(1,611)	(1,475)

Net increase (decrease) in net assets resulting from contract transactions	129	(100)	138	(14)

Net increase (decrease) in net assets	95	5	83	87

Net Assets:
Beginning of period	611	606	659	572

End of period	$706	$611	$742	$659

Units issued during the period	816	681	1,723	1,619
Units redeemed during the period	(750)	(738)	(1,594)	(1,640)

Net units issued (redeemed) during the period	66	(57)	129	(21)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-16

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$57	$65	$3	$3
Net realized gains (losses)	437	134	(14)	16
Net change in unrealized appreciation/(depreciation)	(942)	633	(61)	(68)

Net increase (decrease) in net assets resulting from operations	(448)	832	(72)	(49)

Contract Transactions:
Contract owners’ net payments	398	244	161	123
Annuity payments	-	-	-	-
Surrenders and other (net)	(403)	(593)	(43)	(128)
Transfers from other divisions or sponsor	5,281	4,593	2,417	1,874
Transfers to other divisions or sponsor	(5,112)	(4,890)	(2,315)	(1,823)

Net increase (decrease) in net assets resulting from contract transactions	164	(646)	220	46

Net increase (decrease) in net assets	(284)	186	148	(3)

Net Assets:
Beginning of period	4,513	4,327	956	959

End of period	$4,229	$4,513	$1,104	$956

Units issued during the period	2,694	2,476	2,538	1,908
Units redeemed during the period	(2,550)	(2,663)	(2,327)	(1,862)

Net units issued (redeemed) during the period	144	(187)	211	46

	Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$(12)	$(18)	$2	$(2)
Net realized gains (losses)	-	-	-	(2)
Net change in unrealized appreciation/(depreciation)	-	-	(1)	4

Net increase (decrease) in net assets resulting from operations	(12)	(18)	1	-

Contract Transactions:
Contract owners’ net payments	827	1,595	157	215
Annuity payments	-	-	-	-
Surrenders and other (net)	(1,414)	(359)	(54)	(77)
Transfers from other divisions or sponsor	1,281	1,949	1,419	1,272
Transfers to other divisions or sponsor	(2,451)	(2,343)	(1,465)	(1,260)

Net increase (decrease) in net assets resulting from contract transactions	(1,757)	842	57	150

Net increase (decrease) in net assets	(1,769)	824	58	150

Net Assets:
Beginning of period	3,307	2,483	796	646

End of period	$1,538	$3,307	$854	$796

Units issued during the period	1,793	2,301	1,359	1,312
Units redeemed during the period	(2,591)	(1,950)	(1,311)	(1,187)

Net units issued (redeemed) during the period	(798)	351	48	125

The Accompanying Notes are an Integral Part of the Financial Statements.

F-17

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$81	$83	$5	$(2)
Net realized gains (losses)	(19)	45	(2)	(11)
Net change in unrealized appreciation/(depreciation)	180	(252)	64	(40)

Net increase (decrease) in net assets resulting from operations	242	(124)	67	(53)

Contract Transactions:
Contract owners’ net payments	797	505	37	27
Annuity payments	-	-	-	-
Surrenders and other (net)	(651)	(749)	(5)	(13)
Transfers from other divisions or sponsor	9,307	7,505	370	284
Transfers to other divisions or sponsor	(8,945)	(7,340)	(366)	(372)

Net increase (decrease) in net assets resulting from contract transactions	508	(79)	36	(74)

Net increase (decrease) in net assets	750	(203)	103	(127)

Net Assets:
Beginning of period	4,434	4,637	275	402

End of period	$5,184	$4,434	$378	$275

Units issued during the period	4,482	3,440	240	202
Units redeemed during the period	(4,057)	(3,170)	(219)	(231)

Net units issued (redeemed) during the period	425	270	21	(29)

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$2	$6	$56	$54
Net realized gains (losses)	13	23	11	53
Net change in unrealized appreciation/(depreciation)	8	(112)	(62)	(47)

Net increase (decrease) in net assets resulting from operations	23	(83)	5	60

Contract Transactions:
Contract owners’ net payments	139	64	184	130
Annuity payments	-	-	-	-
Surrenders and other (net)	(98)	(287)	(245)	(183)
Transfers from other divisions or sponsor	1,948	1,708	2,794	2,490
Transfers to other divisions or sponsor	(1,971)	(1,592)	(2,637)	(2,493)

Net increase (decrease) in net assets resulting from contract transactions	18	(107)	96	(56)

Net increase (decrease) in net assets	41	(190)	101	4

Net Assets:
Beginning of period	827	1,017	1,165	1,161

End of period	$868	$827	$1,266	$1,165

Units issued during the period	1,606	1,299	1,119	1,080
Units redeemed during the period	(1,592)	(1,359)	(1,054)	(1,090)

Net units issued (redeemed) during the period	14	(60)	65	(10)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-18

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$36	$40	$261	$376
Net realized gains (losses)	17	29	1,193	690
Net change in unrealized appreciation/(depreciation)	(11)	(95)	(750)	402

Net increase (decrease) in net assets resulting from operations	42	(26)	704	1,468

Contract Transactions:
Contract owners’ net payments	192	140	592	313
Annuity payments	-	-	(4)	(4)
Surrenders and other (net)	(119)	(285)	(582)	(1,117)
Transfers from other divisions or sponsor	3,204	2,652	2,515	1,901
Transfers to other divisions or sponsor	(3,224)	(2,375)	(2,592)	(1,889)

Net increase (decrease) in net assets resulting from contract transactions	53	132	(71)	(796)

Net increase (decrease) in net assets	95	106	633	672

Net Assets:
Beginning of period	1,429	1,323	13,904	13,232

End of period	$1,524	$1,429	$14,537	$13,904

Units issued during the period	2,229	1,860	1,653	1,304
Units redeemed during the period	(2,195)	(1,779)	(1,535)	(1,267)

Net units issued (redeemed) during the period	34	81	118	37

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$19	$51	$(8)	$(2)
Net realized gains (losses)	123	14	94	315
Net change in unrealized appreciation/(depreciation)	(84)	185	9	113

Net increase (decrease) in net assets resulting from operations	58	250	95	426

Contract Transactions:
Contract owners’ net payments	62	15	189	62
Annuity payments	-	-	-	-
Surrenders and other (net)	(3)	(760)	(142)	(198)
Transfers from other divisions or sponsor	268	184	2,542	2,249
Transfers to other divisions or sponsor	(254)	(138)	(2,529)	(2,218)

Net increase (decrease) in net assets resulting from contract transactions	73	(699)	60	(105)

Net increase (decrease) in net assets	131	(449)	155	321

Net Assets:
Beginning of period	1,344	1,793	1,594	1,273

End of period	$1,475	$1,344	$1,749	$1,594

Units issued during the period	171	116	704	696
Units redeemed during the period	(134)	(555)	(690)	(724)

Net units issued (redeemed) during the period	37	(439)	14	(28)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-19

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$7	$7	$1	$1
Net realized gains (losses)	102	72	27	18
Net change in unrealized appreciation/(depreciation)	70	257	15	80

Net increase (decrease) in net assets resulting from operations	179	336	43	99

Contract Transactions:
Contract owners’ net payments	237	102	65	41
Annuity payments	-	-	-	-
Surrenders and other (net)	(34)	(45)	(2)	(36)
Transfers from other divisions or sponsor	2,380	1,920	1,158	964
Transfers to other divisions or sponsor	(2,377)	(1,986)	(1,153)	(959)

Net increase (decrease) in net assets resulting from contract transactions	206	(9)	68	10

Net increase (decrease) in net assets	385	327	111	109

Net Assets:
Beginning of period	1,444	1,117	382	273

End of period	$1,829	$1,444	$493	$382

Units issued during the period	1,761	1,587	868	806
Units redeemed during the period	(1,626)	(1,600)	(822)	(799)

Net units issued (redeemed) during the period	135	(13)	46	7

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$2	$2	$-	$-
Net realized gains (losses)	80	42	19	13
Net change in unrealized appreciation/(depreciation)	(36)	62	(18)	17

Net increase (decrease) in net assets resulting from operations	46	106	1	30

Contract Transactions:
Contract owners’ net payments	37	7	40	2
Annuity payments	-	-	-	-
Surrenders and other (net)	(37)	(17)	(17)	(6)
Transfers from other divisions or sponsor	785	836	142	236
Transfers to other divisions or sponsor	(806)	(840)	(168)	(187)

Net increase (decrease) in net assets resulting from contract transactions	(21)	(14)	(3)	45

Net increase (decrease) in net assets	25	92	(2)	75

Net Assets:
Beginning of period	424	332	133	58

End of period	$449	$424	$131	$133

Units issued during the period	529	645	83	127
Units redeemed during the period	(541)	(654)	(85)	(102)

Net units issued (redeemed) during the period	(12)	(9)	(2)	25

The Accompanying Notes are an Integral Part of the Financial Statements.

F-20

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$7	$8	$21	$16
Net realized gains (losses)	44	57	40	(1)
Net change in unrealized appreciation/(depreciation)	(69)	39	30	(49)

Net increase (decrease) in net assets resulting from operations	(18)	104	91	(34)

Contract Transactions:
Contract owners’ net payments	38	19	201	143
Annuity payments	-	-	-	-
Surrenders and other (net)	(134)	(137)	(82)	(377)
Transfers from other divisions or sponsor	931	891	5,488	4,870
Transfers to other divisions or sponsor	(939)	(906)	(5,452)	(4,445)

Net increase (decrease) in net assets resulting from contract transactions	(104)	(133)	155	191

Net increase (decrease) in net assets	(122)	(29)	246	157

Net Assets:
Beginning of period	549	578	1,723	1,566

End of period	$427	$549	$1,969	$1,723

Units issued during the period	620	677	2,767	2,520
Units redeemed during the period	(685)	(767)	(2,691)	(2,435)

Net units issued (redeemed) during the period	(65)	(90)	76	85

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$58	$64	$17	$5
Net realized gains (losses)	159	175	13	40
Net change in unrealized appreciation/(depreciation)	40	(185)	-	(14)

Net increase (decrease) in net assets resulting from operations	257	54	30	31

Contract Transactions:
Contract owners’ net payments	221	217	270	78
Annuity payments	-	-	-	-
Surrenders and other (net)	(157)	(258)	(23)	(35)
Transfers from other divisions or sponsor	2,979	2,566	578	214
Transfers to other divisions or sponsor	(2,979)	(2,497)	(571)	(361)

Net increase (decrease) in net assets resulting from contract transactions	64	28	254	(104)

Net increase (decrease) in net assets	321	82	284	(73)

Net Assets:
Beginning of period	1,751	1,669	549	622

End of period	$2,072	$1,751	$833	$549

Units issued during the period	847	786	620	227
Units redeemed during the period	(817)	(779)	(432)	(317)

Net units issued (redeemed) during the period	30	7	188	(90)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-21

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$42	$22	$22	$12
Net realized gains (losses)	70	81	27	(1)
Net change in unrealized appreciation/(depreciation)	(44)	32	(22)	107

Net increase (decrease) in net assets resulting from operations	68	135	27	118

Contract Transactions:
Contract owners’ net payments	63	750	101	38
Annuity payments	-	-	-	-
Surrenders and other (net)	(28)	(76)	(3)	(67)
Transfers from other divisions or sponsor	1,162	1,140	1,592	1,391
Transfers to other divisions or sponsor	(1,239)	(1,257)	(1,599)	(1,394)

Net increase (decrease) in net assets resulting from contract transactions	(42)	557	91	(32)

Net increase (decrease) in net assets	26	692	118	86

Net Assets:
Beginning of period	1,668	976	865	779

End of period	$1,694	$1,668	$983	$865

Units issued during the period	923	1,538	1,344	1,248
Units redeemed during the period	(953)	(1,100)	(1,269)	(1,278)

Net units issued (redeemed) during the period	(30)	438	75	(30)

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Period November 15 to December 31, 2013

Operations:
Net investment income (loss)	$11	$6	$(1)	$-
Net realized gains (losses)	14	10	1	-
Net change in unrealized appreciation/(depreciation)	(15)	61	(134)	9

Net increase (decrease) in net assets resulting from operations	10	77	(134)	9

Contract Transactions:
Contract owners’ net payments	53	11	144	11
Annuity payments	-	-	-	-
Surrenders and other (net)	(3)	-	(19)	-
Transfers from other divisions or sponsor	185	118	1,427	708
Transfers to other divisions or sponsor	(189)	(193)	(1,356)	(140)

Net increase (decrease) in net assets resulting from contract transactions	46	(64)	196	579

Net increase (decrease) in net assets	56	13	62	588

Net Assets:
Beginning of period	480	467	588	-

End of period	$536	$480	$650	$588

Units issued during the period	205	121	225	104
Units redeemed during the period	(166)	(185)	(197)	(21)

Net units issued (redeemed) during the period	39	(64)	28	83

The Accompanying Notes are an Integral Part of the Financial Statements.

F-22

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

1.	Organization

NML Variable Annuity Account C (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund unallocated group combination variable annuity contracts (“contracts”) to provide retirement annuity benefits for self-employed persons and their eligible employees and individual flexible payment deferred variable annuity contracts (“Network Edition”) of certain eligible persons. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Simplified Load contracts with an installment fee of $750; and Network Edition contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements and footnotes of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests.

On September 18, 2013, the Securities Exchange Commission approved an application from Northwestern Mutual on behalf of the Account permitting Northwestern Mutual to automatically transfer all remaining contract values in the Northwestern Mutual Commodities Return Strategy Division to the Credit Suisse Trust Commodity Return Strategy Division. The transfer was executed on November 15, 2013 and is included in the Statement of Changes in Net Assets as part of the transfers from other divisions or sponsor line item. Additionally, Northwestern Mutual will periodically reimburse contract owners for the additional operating expenses of the Credit Suisse Trust Commodity Return Strategy Division. Refer to note 4 - Expenses and Related Party Transactions footnote.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2014, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. All dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

F-23

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

2.	Significant Accounting Policies (continued)

D.	Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification.

E.	Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statement of assets and liabilities. Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Separate Account and to the General Account and all related payouts are funded by Northwestern Mutual.

F.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2014 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$280	$229
Focused Appreciation	493	298
Large Cap Core Stock	215	332
Large Cap Blend	192	17
Index 500 Stock	1,344	1,181
Large Company Value	53	43
Domestic Equity	97	89
Equity Income	445	347
Mid Cap Growth Stock	986	689
Index 400 Stock	336	150
Mid Cap Value	276	231
Small Cap Growth Stock	187	55
Index 600 Stock	275	27
Small Cap Value	379	239
International Growth	212	76
Research International Core	260	109
International Equity	1,091	562
Emerging Markets Equity	394	171
Money Market	1,995	3,754
Short-Term Bond	276	216
Select Bond	1,575	972
Long-Term U.S. Government Bond	58	17
Inflation Protection	329	300

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

3.	Purchases and Sales of Investments (continued)

Division	Purchases	Sales
High Yield Bond	$491	$336
Multi-Sector Bond	456	367
Balanced	2,416	1,081
Asset Allocation	252	38
Fidelity VIP Mid Cap	349	258
Fidelity VIP Contrafund	434	185
Neuberger Berman AMT Socially Responsive	156	87
Russell Multi-Style Equity	115	42
Russell Aggressive Equity	72	52
Russell Non-U.S.	81	165
Russell Core Bond	482	270
Russell Global Real Estate Securities	560	348
Russell LifePoints Moderate Strategy	309	28
Russell LifePoints Balanced Strategy	149	115
Russell LifePoints Growth Strategy	152	18
Russell LifePoints Equity Growth Strategy	85	20
Credit Suisse Trust Commodity Return Strategy	281	86

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981 or beginning May 1, 1984 and prior to January 6, 1992 there is no deduction for mortality and expense risks. For those contracts issued beginning May 1, 1984 and prior to January 6, 1992 the rates may be increased by the Board of Trustees of Northwestern Mutual, not to exceed a 0.25% annual rate.

There are no contracts outstanding that were issued on or after December 17, 1981, and prior to May 1, 1984.

For contracts issued on or after January 6, 1992, for the Front Load version and the Simplified Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.65% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1.00% and 1.50% annual rates, respectively.

For Network Edition contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% annual rate.

The net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio are limited to 1.05% of average net assets through November 15, 2015 by Credit Suisse Trust and Credit Suisse Asset Management, LLC. Pursuant to the substitution order of the Securities and Exchange Commission, effective November 15, 2013 through November 15, 2015, Northwestern Mutual will periodically reimburse contract owners to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceed that of the fee waiver agreement of 0.95% of the Northwestern Mutual Commodities Return Strategy Portfolio which was in place at the time of the substitution.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Growth Stock
Year Ended 12/31/14	391	$1.538779	to	$54.488126	$1,832	0.58%	0.35%	to	1.25%	7.67%	to	9.02%
Year Ended 12/31/13	396	1.416355	to	49.977915	1,811	0.69	0.35	to	1.25	34.18	to	35.86
Year Ended 12/31/12	417	1.046126	to	36.785012	1,409	0.60	0.35	to	1.25	11.53	to	12.94
Year Ended 12/31/11	417	0.929516	to	32.569595	1,293	0.75	0.35	to	1.25	(2.52)	to	(1.30)
Year Ended 12/31/10	470	0.945056	to	32.998214	1,452	0.76	0.35	to	1.25	10.98	to	12.37
Focused Appreciation
Year Ended 12/31/14	470	$2.873055	to	$33.238141	$1,572	0.02%	0.35%	to	1.25%	8.08%	to	9.43%
Year Ended 12/31/13	455	2.658335	to	30.372615	1,387	0.48	0.35	to	1.25	27.41	to	29.01
Year Ended 12/31/12	472	2.086517	to	23.543734	1,278	0.30	0.35	to	1.25	18.64	to	20.14
Year Ended 12/31/11	442	1.758640	to	19.596705	983	0.17	0.35	to	1.25	(7.26)	to	(6.10)
Year Ended 12/31/10	656	1.896360	to	20.869750	1,438	0.00	0.35	to	1.25	7.98	to	9.33
Large Cap Core Stock
Year Ended 12/31/14	515	$1.447826	to	$40.759702	$1,467	1.49%	0.35%	to	1.25%	7.22%	to	8.56%
Year Ended 12/31/13	612	1.338280	to	37.544148	1,616	1.16	0.35	to	1.25	26.99	to	28.58
Year Ended 12/31/12	717	1.044453	to	29.198468	1,515	1.22	0.35	to	1.25	10.24	to	11.63
Year Ended 12/31/11	700	0.938936	to	26.156583	1,365	1.14	0.35	to	1.25	(2.43)	to	(1.21)
Year Ended 12/31/10	717	0.953769	to	26.477036	1,520	1.20	0.35	to	1.25	11.51	to	12.91
Large Cap Blend
Year Ended 12/31/14	311	$1.225351	to	$13.487127	$428	0.04%	0.35%	to	1.25%	11.18%	to	12.58%
Year Ended 12/31/13	180	1.102119	to	11.980322	228	0.92	0.35	to	1.25	29.24	to	30.86
Year Ended 12/31/12	189	0.852786	to	9.155103	183	0.92	0.35	to	1.25	13.76	to	15.20
Year Ended 12/31/11	230	0.749617	to	7.947227	181	0.63	0.35	to	1.25	(3.50)	to	(2.29)
Year Ended 12/31/10	299	0.776814	to	8.133668	240	0.91	0.35	to	1.25	12.88	to	14.29
Index 500 Stock
Year Ended 12/31/14	1,794	$1.756737	to	$103.583087	$7,240	1.62%	0.35%	to	1.25%	12.05%	to	13.46%
Year Ended 12/31/13	1,378	1.553803	to	91.297175	6,407	1.87	0.35	to	1.25	30.42	to	32.05
Year Ended 12/31/12	1,180	1.180763	to	69.136117	4,972	1.82	0.35	to	1.25	14.31	to	15.76
Year Ended 12/31/11	1,110	1.023649	to	59.726031	4,548	1.75	0.35	to	1.25	0.69	to	1.95
Year Ended 12/31/10	1,452	1.007582	to	58.583796	6,040	1.97	0.35	to	1.25	13.47	to	14.89
Large Company Value
Year Ended 12/31/14	211	$1.259638	to	$13.865219	$303	0.00%	0.35%	to	1.25%	11.63%	to	13.03%
Year Ended 12/31/13	213	1.128421	to	12.266796	272	1.49	0.35	to	1.25	29.66	to	31.29
Year Ended 12/31/12	220	0.870270	to	9.343226	214	1.86	0.35	to	1.25	15.02	to	16.47
Year Ended 12/31/11	248	0.756619	to	8.021755	195	1.70	0.35	to	1.25	0.23	to	1.49
Year Ended 12/31/10	238	0.754864	to	7.904105	185	1.47	0.35	to	1.25	9.58	to	10.95
Domestic Equity
Year Ended 12/31/14	567	$1.940876	to	$22.950784	$1,219	1.69%	0.35%	to	1.25%	12.46%	to	13.87%
Year Ended 12/31/13	570	1.725835	to	20.154766	1,083	1.70	0.35	to	1.25	32.37	to	34.03
Year Ended 12/31/12	580	1.303845	to	15.037814	834	2.19	0.35	to	1.25	12.92	to	14.35
Year Ended 12/31/11	623	1.154666	to	13.151218	792	2.01	0.35	to	1.25	(0.34)	to	0.91
Year Ended 12/31/10	819	1.158641	to	13.033112	1,021	2.25	0.35	to	1.25	13.20	to	14.62
Equity Income
Year Ended 12/31/14	689	$2.359021	to	$27.291728	$1,836	1.22%	0.35%	to	1.25%	6.10%	to	7.43%
Year Ended 12/31/13	680	2.223419	to	25.403806	1,680	1.24	0.35	to	1.25	28.33	to	29.94
Year Ended 12/31/12	744	1.732638	to	19.550985	1,424	1.69	0.35	to	1.25	15.77	to	17.23
Year Ended 12/31/11	627	1.496618	to	16.677245	1,116	1.48	0.35	to	1.25	(2.15)	to	(0.92)
Year Ended 12/31/10	522	1.529461	to	16.832155	958	1.80	0.35	to	1.25	13.90	to	15.33

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:				For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Mid Cap Growth Stock
Year Ended 12/31/14	561	$1.475957	to	$102.693582	$4,247	0.35%	0.35%	to	1.25%	7.15%	to	8.49%
Year Ended 12/31/13	572	1.365189	to	94.654719	4,429	0.31	0.35	to	1.25	23.98	to	25.53
Year Ended 12/31/12	629	1.091338	to	75.402575	3,944	0.13	0.35	to	1.25	10.57	to	11.97
Year Ended 12/31/11	634	0.978142	to	67.344023	3,690	0.24	0.35	to	1.25	(7.34)	to	(6.18)
Year Ended 12/31/10	875	1.046214	to	71.778944	5,057	0.27	0.35	to	1.25	22.32	to	23.86
Index 400 Stock
Year Ended 12/31/14	376	$3.345567	to	$43.598907	$1,339	1.00%	0.35%	to	1.25%	8.06%	to	9.42%
Year Ended 12/31/13	312	3.068389	to	39.846886	1,110	1.07	0.35	to	1.25	31.51	to	33.16
Year Ended 12/31/12	330	2.312315	to	29.923387	921	0.94	0.35	to	1.25	16.18	to	17.64
Year Ended 12/31/11	301	1.972440	to	25.435391	733	0.80	0.35	to	1.25	(3.14)	to	(1.92)
Year Ended 12/31/10	420	2.018189	to	25.934506	1,056	1.03	0.35	to	1.25	24.73	to	26.29
Mid Cap Value
Year Ended 12/31/14	286	$2.782414	to	$32.189353	$952	0.96%	0.35%	to	1.25%	15.24%	to	16.69%
Year Ended 12/31/13	304	2.414353	to	27.585004	853	0.95	0.35	to	1.25	28.63	to	30.24
Year Ended 12/31/12	311	1.876997	to	21.179677	672	1.56	0.35	to	1.25	15.12	to	16.57
Year Ended 12/31/11	269	1.630487	to	18.168731	516	1.77	0.35	to	1.25	(1.84)	to	(0.61)
Year Ended 12/31/10	287	1.660995	to	18.279525	547	1.44	0.35	to	1.25	18.44	to	19.93
Small Cap Growth Stock
Year Ended 12/31/14	257	$2.007765	to	$47.561777	$757	0.00%	0.35%	to	1.25%	7.31%	to	8.66%
Year Ended 12/31/13	228	1.854311	to	43.773190	645	0.52	0.35	to	1.25	36.88	to	36.60
Year Ended 12/31/12	298	1.342607	to	31.582975	637	0.00	0.35	to	1.25	8.12	to	9.48
Year Ended 12/31/11	322	1.230655	to	28.847575	661	0.34	0.35	to	1.25	(3.98)	to	(2.78)
Year Ended 12/31/10	379	1.270262	to	29.671998	841	0.73	0.35	to	1.25	24.29	to	25.85
Index 600 Stock
Year Ended 12/31/14	247	$1.602493	to	$17.638780	$449	1.77%	0.35%	to	1.25%	4.03%	to	5.34%
Year Ended 12/31/13	139	1.540384	to	16.744685	252	3.71	0.35	to	1.25	38.92	to	40.67
Year Ended 12/31/12	172	1.108809	to	11.903891	209	3.36	0.35	to	1.25	14.35	to	15.80
Year Ended 12/31/11	91	0.969630	to	10.280016	92	0.81	0.35	to	1.25	(0.35)	to	0.90
Year Ended 12/31/10	87	0.973013	to	10.188115	86	2.37	0.35	to	1.25	24.34	to	25.90
Small Cap Value
Year Ended 12/31/14	393	$2.885630	to	$34.121874	$1,313	0.36%	0.35%	to	1.25%	(1.02)%	to	0.22%
Year Ended 12/31/13	344	2.915464	to	34.046809	1,203	1.10	0.35	to	1.25	30.13	to	31.76
Year Ended 12/31/12	355	2.240441	to	25.839588	967	0.39	0.35	to	1.25	14.88	to	16.33
Year Ended 12/31/11	369	1.950281	to	22.212770	881	0.61	0.35	to	1.25	(2.58)	to	(1.36)
Year Ended 12/31/10	452	2.002032	to	22.519799	1,072	1.09	0.35	to	1.25	20.44	to	21.95
International Growth
Year Ended 12/31/14	333	$1.657184	to	$19.596007	$706	1.31%	0.35%	to	1.25%	(5.71)%	to	(4.52)%
Year Ended 12/31/13	267	1.757474	to	20.524033	611	1.39	0.35	to	1.25	18.32	to	19.81
Year Ended 12/31/12	324	1.485329	to	17.130842	606	1.50	0.35	to	1.25	16.52	to	17.99
Year Ended 12/31/11	262	1.274777	to	14.519220	498	1.11	0.35	to	1.25	(14.24)	to	(13.17)
Year Ended 12/31/10	372	1.486506	to	16.720938	743	0.93	0.35	to	1.25	14.99	to	16.43
Research International Core
Year Ended 12/31/14	720	$0.927768	to	$10.212438	$742	1.45%	0.35%	to	1.25%	(7.87)%	to	(6.71)%
Year Ended 12/31/13	591	1.007038	to	10.947312	659	0.12	0.35	to	1.25	17.45	to	18.92
Year Ended 12/31/12	612	0.857448	to	9.205651	572	1.76	0.35	to	1.25	15.30	to	16.76
Year Ended 12/31/11	351	0.743659	to	7.884380	275	1.96	0.35	to	1.25	(11.59)	to	(10.48)
Year Ended 12/31/10	159	0.841136	to	8.807210	137	1.67	0.35	to	1.25	9.68	to	11.05
International Equity
Year Ended 12/31/14	1,705	$1.859162	to	$4.952849	$4,229	1.92%	0.35%	to	1.25%	(9.94)%	to	(8.80)%
Year Ended 12/31/13	1,561	2.045816	to	5.431053	4,513	2.17	0.35	to	1.25	19.87	to	21.38
Year Ended 12/31/12	1,748	1.691434	to	4.474566	4,327	2.70	0.35	to	1.25	20.00	to	21.52
Year Ended 12/31/11	1,686	1.396839	to	3.682261	3,665	2.08	0.35	to	1.25	(11.21)	to	(10.10)
Year Ended 12/31/10	1,630	1.559174	to	4.095847	4,169	2.86	0.35	to	1.25	6.34	to	7.67

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Emerging Markets Equity
Year Ended 12/31/14	1,082	$0.918478	to	$10.109813	$1,104	0.63%	0.35%	to	1.25%	(7.41)%	to	(6.25)%
Year Ended 12/31/13	871	0.992029	to	10.783888	956	0.74	0.35	to	1.25	(6.33)	to	(5.15)
Year Ended 12/31/12	825	1.059049	to	11.369632	959	0.16	0.35	to	1.25	17.35	to	18.83
Year Ended 12/31/11	631	0.902488	to	9.567929	624	0.92	0.35	to	1.25	(19.67)	to	(18.66)
Year Ended 12/31/10	612	1.123423	to	11.762676	732	0.94	0.35	to	1.25	22.55	to	24.08
Money Market
Year Ended 12/31/14	926	$1.262776	to	$41.568533	$1,538	0.08%	0.35%	to	1.25%	(1.17%)	to	0.07%
Year Ended 12/31/13	1,724	1.266305	to	41.539003	3,307	0.09	0.35	to	1.25	(1.14)	to	0.10
Year Ended 12/31/12	1,373	1.269494	to	41.497953	2,483	0.14	0.35	to	1.25	(1.10)	to	0.15
Year Ended 12/31/11	1,377	1.272116	to	41.437528	2,566	0.14	0.35	to	1.25	(1.10)	to	0.14
Year Ended 12/31/10	1,312	1.274791	to	41.380226	2,834	0.29	0.35	to	1.25	(0.95)	to	0.29
Short-Term Bond
Year Ended 12/31/14	703	$1.107462	to	$12.188479	$854	0.61%	0.35%	to	1.25%	(0.86)%	to	0.38%
Year Ended 12/31/13	655	1.117123	to	12.142453	796	0.17	0.35	to	1.25	(0.70)	to	0.55
Year Ended 12/31/12	530	1.124968	to	12.076410	646	1.49	0.35	to	1.25	0.80	to	2.07
Year Ended 12/31/11	1,248	1.116091	to	11.832025	1,403	1.31	0.35	to	1.25	(0.69)	to	0.55
Year Ended 12/31/10	1,311	1.123849	to	11.766917	1,488	6.29	0.35	to	1.25	2.35	to	3.63
Select Bond
Year Ended 12/31/14	2,036	$2.193832	to	$211.428447	$5,184	2.07%	0.35%	to	1.25%	4.25%	to	5.56%
Year Ended 12/31/13	1,611	2.085516	to	200.286369	4,434	2.37	0.35	to	1.25	(3.37)	to	(2.16)
Year Ended 12/31/12	1,341	2.138973	to	204.702189	4,637	2.94	0.35	to	1.25	3.66	to	4.96
Year Ended 12/31/11	1,041	2.045015	to	195.021673	4,015	3.26	0.35	to	1.25	5.83	to	7.16
Year Ended 12/31/10	1,068	1.915070	to	181.992325	4,269	3.69	0.35	to	1.25	5.27	to	6.59
Long-Term U.S Government Bond
Year Ended 12/31/14	191	$1.742779	to	$19.181310	$378	2.13%	0.35%	to	1.25%	22.20%	to	23.73%
Year Ended 12/31/13	170	1.426196	to	15.502339	275	0.02	0.35	to	1.25	(14.35)	to	(13.27)
Year Ended 12/31/12	199	1.665149	to	17.875038	402	1.93	0.35	to	1.25	2.46	to	3.75
Year Ended 12/31/11	179	1.625206	to	17.228764	345	2.01	0.35	to	1.25	27.33	to	28.92
Year Ended 12/31/10	187	1.276411	to	13.364058	283	4.95	0.35	to	1.25	9.25	to	10.62
Inflation Protection
Year Ended 12/31/14	628	$1.262831	to	$13.899486	$868	0.57%	0.35%	to	1.25%	1.86%	to	3.14%
Year Ended 12/31/13	614	1.239806	to	13.476716	827	1.06	0.35	to	1.25	(9.47)	to	(6.33)
Year Ended 12/31/12	674	1.369504	to	14.701699	1,017	2.45	0.35	to	1.25	6.01	to	7.35
Year Ended 12/31/11	395	1.291820	to	13.694886	629	0.04	0.35	to	1.25	10.54	to	11.93
Year Ended 12/31/10	336	1.168621	to	12.235594	504	4.14	0.35	to	1.25	4.29	to	5.60
High Yield Bond
Year Ended 12/31/14	472	$2.592458	to	$43.976216	$1,266	4.95%	0.35%	to	1.25%	(0.08)%	to	1.18%
Year Ended 12/31/13	407	2.571334	to	43.465300	1,165	5.09	0.35	to	1.25	4.52	to	5.84
Year Ended 12/31/12	417	2.438069	to	41.068270	1,161	6.35	0.35	to	1.25	12.47	to	13.89
Year Ended 12/31/11	323	2.148291	to	36.059875	871	7.36	0.35	to	1.25	3.30	to	4.59
Year Ended 12/31/10	300	2.061124	to	34.475967	833	7.41	0.35	to	1.25	13.14	to	14.56
Multi-Sector Bond
Year Ended 12/31/14	966	$1.449313	to	$15.951947	$1,524	2.71%	0.35%	to	1.25%	1.97%	to	3.25%
Year Ended 12/31/13	932	1.421330	to	15.449941	1,429	3.44	0.35	to	1.25	(2.80)	to	(1.58)
Year Ended 12/31/12	851	1.462316	to	15.698283	1,323	0.44	0.35	to	1.25	13.51	to	14.94
Year Ended 12/31/11	660	1.288261	to	13.657358	959	5.92	0.35	to	1.25	3.69	to	4.99
Year Ended 12/31/10	405	1.242452	to	13.008698	594	7.28	0.35	to	1.25	11.78	to	13.19

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Balanced
Year Ended 12/31/14	1,842	$1.799000	to	$181.830315	$14,537	2.32%	0.35%	to	1.25%	4.25%	to	5.56%
Year Ended 12/31/13	1,724	1.710188	to	172.248875	13,904	3.32	0.35	to	1.25	10.69	to	12.08
Year Ended 12/31/12	1,687	1.531157	to	153.677764	13,232	1.19	0.35	to	1.25	8.33	to	9.69
Year Ended 12/31/11	1,521	1.400766	to	140.096515	12,626	2.76	0.35	to	1.25	0.85	to	2.11
Year Ended 12/31/10	1,956	1.376613	to	137.200077	14,320	2.10	0.35	to	1.25	10.57	to	11.96
Asset Allocation
Year Ended 12/31/14	798	$1.732596	to	$20.487411	$1,475	2.12%	0.35%	to	1.25%	3.85%	to	5.15%
Year Ended 12/31/13	761	1.668437	to	19.484028	1,344	3.88	0.35	to	1.25	15.22	to	16.67
Year Ended 12/31/12	1,200	1.448020	to	16.700324	1,793	0.23	0.35	to	1.25	9.63	to	11.02
Year Ended 12/31/11	1,218	1.320779	to	15.042893	1,655	2.31	0.35	to	1.25	(1.31)	to	(0.08)
Year Ended 12/31/10	1,158	1.338348	to	15.054442	1,728	2.94	0.35	to	1.25	11.61	to	13.01
Fidelity VIP Mid Cap
Year Ended 12/31/14	418	$3.702607	to	$42.835362	$1,749	0.02%	0.35%	to	1.25%	4.72%	to	6.03%
Year Ended 12/31/13	404	3.535842	to	40.398542	1,594	0.28	0.35	to	1.25	34.18	to	35.87
Year Ended 12/31/12	432	2.635062	to	29.733518	1,273	0.40	0.35	to	1.25	13.13	to	14.56
Year Ended 12/31/11	412	2.329143	to	25.953961	1,113	0.02	0.35	to	1.25	(11.96)	to	(10.85)
Year Ended 12/31/10	447	2.645449	to	29.113348	1,351	0.13	0.35	to	1.25	26.98	to	28.57
Fidelity VIP Contrafund
Year Ended 12/31/14	1,067	$1.522183	to	$16.754369	$1,829	0.78%	0.35%	to	1.25%	10.27%	to	11.65%
Year Ended 12/31/13	932	1.380421	to	15.005573	1,444	0.86	0.35	to	1.25	29.33	to	30.95
Year Ended 12/31/12	945	1.067369	to	11.458810	1,117	1.17	0.35	to	1.25	14.69	to	16.14
Year Ended 12/31/11	813	0.930627	to	9.866342	918	0.72	0.35	to	1.25	(3.99)	to	(2.78)
Year Ended 12/31/10	963	0.969284	to	10.148873	1,077	1.09	0.35	to	1.25	15.48	to	16.93
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/14	306	$1.478648	to	$16.275087	$493	0.39%	0.35%	to	1.25%	9.01%	to	10.38%
Year Ended 12/31/13	260	1.356400	to	14.744385	382	0.71	0.35	to	1.25	35.90	to	37.60
Year Ended 12/31/12	253	0.998110	to	10.715212	273	0.28	0.35	to	1.25	9.60	to	10.98
Year Ended 12/31/11	143	0.910717	to	9.655117	140	0.38	0.35	to	1.25	(4.28)	to	(3.08)
Year Ended 12/31/10	180	0.951436	to	9.961969	173	0.04	0.35	to	1.25	21.33	to	22.85
Russell Multi-Style Equity
Year Ended 12/31/14	281	$1.485791	to	$18.071559	$449	1.17%	0.35%	to	1.25%	10.31%	to	11.70%
Year Ended 12/31/13	293	1.346869	to	16.178812	424	1.22	0.35	to	1.25	31.27	to	32.92
Year Ended 12/31/12	302	1.026015	to	12.171877	332	1.30	0.35	to	1.25	14.25	to	15.69
Year Ended 12/31/11	922	0.898065	to	10.521100	887	0.98	0.35	to	1.25	(2.77)	to	(1.55)
Year Ended 12/31/10	1,302	0.923622	to	10.686543	1,267	0.92	0.35	to	1.25	15.02	to	16.46
Russell Aggressive Equity
Year Ended 12/31/14	55	$2.231487	to	$27.141282	$131	0.25%	0.35%	to	1.25%	0.30%	to	1.56%
Year Ended 12/31/13	57	2.222420	to	26.724835	133	0.43	0.35	to	1.25	38.27	to	40.00
Year Ended 12/31/12	32	1.592979	to	19.088862	58	0.93	0.35	to	1.25	14.39	to	15.84
Year Ended 12/31/11	109	1.380064	to	16.479338	162	0.47	0.35	to	1.25	(5.39)	to	(4.20)
Year Ended 12/31/10	239	1.445652	to	17.202203	364	0.47	0.35	to	1.25	23.33	to	24.88
Russell Non-U.S.
Year Ended 12/31/14	278	$1.415417	to	$17.795979	$427	1.98%	0.35%	to	1.25%	(5.63)%	to	(4.45)%
Year Ended 12/31/13	343	1.486514	to	18.624500	549	2.16	0.35	to	1.25	20.40	to	21.91
Year Ended 12/31/12	433	1.223636	to	15.277391	578	1.79	0.35	to	1.25	18.32	to	19.81
Year Ended 12/31/11	682	1.024882	to	12.750860	768	1.69	0.35	to	1.25	(13.96)	to	(12.88)
Year Ended 12/31/10	861	1.180537	to	14.635995	1,130	0.90	0.35	to	1.25	10.04	to	11.42
Russell Core Bond
Year Ended 12/31/13	915	$1.914309	to	$23.281628	$1,969	1.56%	0.35%	to	1.25%	4.15%	to	5.45%
Year Ended 12/31/13	839	1.838117	to	22.077570	1,723	1.45	0.35	to	1.25	(2.67)	to	(1.45)
Year Ended 12/31/12	754	1.888622	to	22.402721	1,566	2.41	0.35	to	1.25	7.02	to	8.38
Year Ended 12/31/11	1,105	1.764666	to	20.671320	2,238	3.15	0.35	to	1.25	3.39	to	4.68
Year Ended 12/31/10	1,040	1.706840	to	19.746605	2,032	3.83	0.35	to	1.25	8.66	to	10.02
Russell Global Real Estate Securities
Year Ended 12/31/14	476	$3.671934	to	$44.660949	$2,072	3.31%	0.35%	to	1.25%	13.33%	to	14.75%
Year Ended 12/31/13	446	3.240150	to	38.920595	1,751	4.04	0.35	to	1.25	2.36	to	3.65
Year Ended 12/31/12	439	3.165381	to	37.550773	1,669	4.98	0.35	to	1.25	25.97	to	27.56
Year Ended 12/31/11	433	2.512877	to	29.438654	1,301	2.24	0.35	to	1.25	(8.20)	to	(7.05)
Year Ended 12/31/10	438	2.737367	to	31.671345	1,458	2.21	0.35	to	1.25	21.40	to	22.92

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

F-29

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Russell LifePoints Moderate Strategy
Year Ended 12/31/14	612	$1.292586	to	$14.227181	$833	2.89%	0.35%	to	1.25%	3.55%	to	4.85%
Year Ended 12/31/13	424	1.248227	to	13.568584	549	1.69	0.35	to	1.25	5.46	to	6.79
Year Ended 12/31/12	514	1.183568	to	12.706153	622	3.19	0.35	to	1.25	9.68	to	11.07
Year Ended 12/31/11	346	1.079083	to	11.440046	377	2.52	0.35	to	1.25	(1.12)	to	0.12
Year Ended 12/31/10	313	1.091278	to	11.426097	342	4.34	0.35	to	1.25	11.23	to	12.62
Russell LifePoints Balanced Strategy
Year Ended 12/31/14	1,268	$1.259753	to	$13.866173	$1,694	2.91%	0.35%	to	1.25%	3.31%	to	4.61%
Year Ended 12/31/13	1,298	1.219361	to	13.255096	1,668	2.52	0.35	to	1.25	11.03	to	12.43
Year Ended 12/31/12	860	1.098181	to	11.789785	976	2.36	0.35	to	1.25	11.55	to	12.96
Year Ended 12/31/11	1,061	0.984507	to	10.437591	1,076	2.08	0.35	to	1.25	(3.60)	to	(2.40)
Year Ended 12/31/10	1,153	1.021321	to	10.693804	1,207	3.84	0.35	to	1.25	12.65	to	14.06
Russell LifePoints Growth Strategy
Year Ended 12/31/14	797	$1.186908	to	$13.064429	$983	3.01%	0.35%	to	1.25%	2.47%	to	3.76%
Year Ended 12/31/13	722	1.158315	to	12.591524	865	2.24	0.35	to	1.25	15.11	to	16.56
Year Ended 12/31/12	752	1.006249	to	10.802768	779	2.03	0.35	to	1.25	12.79	to	14.22
Year Ended 12/31/11	651	0.892120	to	9.458077	593	1.86	0.35	to	1.25	(5.91)	to	(4.73)
Year Ended 12/31/10	590	0.948175	to	9.927918	568	2.92	0.35	to	1.25	13.64	to	15.06
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/14	480	$1.103798	to	$12.149681	$536	3.35%	0.35%	to	1.25%	2.20%	to	3.48%
Year Ended 12/31/13	441	1.080041	to	11.740704	480	2.47	0.35	to	1.25	18.33	to	19.81
Year Ended 12/31/12	505	0.912766	to	9.799317	467	1.74	0.35	to	1.25	14.24	to	15.68
Year Ended 12/31/11	520	0.799007	to	8.471141	419	1.49	0.35	to	1.25	(7.39)	to	(6.22)
Year Ended 12/31/10	456	0.862730	to	9.033430	395	2.80	0.35	to	1.25	13.67	to	15.09
Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/14	112	$5.621078	to	$5.885213	$650	0.00%	0.35%	to	1.25%	(17.97)%	to	(16.94)%
Period Ended 12/31/13 (2)	83	$6.852188	to	$7.085099	$588	0.00	0.35	to	1.25	1.63	to	1.79

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on November 15, 2013.

F-30

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Contract Owners of NML Variable Annuity Account C

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of NML Variable Annuity Account C and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division, Credit Suisse Trust Commodity Return Strategy Division, at December 31, 2014, and the results of their operations and the changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2014 by correspondence with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, WI

April 27, 2015

F-31